UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0792

CNI Charter Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1.  Schedule of Investments

Schedule of Investments
December 31, 2011 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [50.2%]
FAMC DN (A)
0.050%, 01/09/12	$20,000	$20,000
0.035%, 01/19/12	14,805	14,805
0.007%, 01/23/12	13,025	13,025
0.120%, 02/03/12	30,000	29,997
0.020%, 02/29/12	50,000	49,998
0.020%, 03/01/12	20,000	19,999
0.140%, 04/25/12	48,000	47,981
0.085%, 06/01/12	24,850	24,841
0.145%, 07/13/12	35,000	34,973
0.160%, 11/08/12	30,000	29,958
FFCB
0.250%, 07/02/12	24,400	24,398
FHLB
0.370%, 01/04/12	10,440	10,440
0.001%, 01/13/12(A)	30,920	30,920
0.100%, 01/18/12	20,000	20,000
0.170%, 01/24/12(B)	30,000	30,001
0.001%, 02/15/12(A)	118,000	118,000
0.250%, 04/04/12	17,100	17,099
0.075%, 04/25/12(A)	35,000	34,992
0.130%, 05/15/12	15,000	14,999
0.260%, 07/06/12	25,000	25,000
0.330%, 07/16/12	25,000	25,000
0.120%, 07/18/12(B)	20,000	20,000
0.250%, 07/25/12	14,190	14,197
0.330%, 08/08/12	20,000	20,000
0.875%, 08/22/12	20,000	20,091
0.440%, 08/28/12	20,000	20,011
0.230%, 08/28/12	20,000	20,010
0.310%, 12/05/12	15,000	15,000
FHLB DN (A)
0.100%, 01/18/12	33,000	32,999
0.080%, 03/07/12	8,000	7,999
0.090%, 05/01/12	25,000	24,992
0.180%, 10/03/12	20,000	19,972
FHLMC
4.750%, 03/05/12	12,255	12,357
5.125%, 07/15/12	25,000	25,669
0.236%, 08/10/12(B)	20,000	20,001
0.375%, 11/30/12	25,000	25,041
FHLMC DN (A)
0.120%, 01/03/12	30,000	30,000
0.060%, 01/09/12	44,000	43,999
0.040%, 01/24/12	12,250	12,250
0.090%, 02/07/12	28,712	28,709
0.100%, 02/13/12	15,887	15,885
0.060%, 03/12/12	82,343	82,333
0.110%, 03/13/12	25,000	24,995
0.090%, 03/20/12	25,000	24,995
0.060%, 05/15/12	25,000	24,994
0.070%, 06/04/12	15,000	14,996
0.120%, 06/12/12	20,000	19,989
0.140%, 08/06/12	30,010	29,986
0.120%, 09/18/12	12,000	11,990
FICO STRIP PO
0.190%, 04/05/12(A)	14,445	14,438

Description	Face Amount (000)	Value (000)

FNMA
2.000%, 01/09/12	$45,000	$45,018
0.875%, 01/12/12	25,000	25,005
FNMA DN (A)
0.090%, 01/03/12	50,000	50,000
0.040%, 01/18/12	11,300	11,300
0.000%, 02/01/12	11,976	11,976
0.020%, 04/02/12	25,000	24,999
0.180%, 05/01/12	17,000	16,989
0.080%, 06/18/12	20,000	19,992

Total U.S. Government Agency Obligations
(Cost $1,519,603)		1,519,603

U.S. Government Related Securities [13.7%]
Straight-A Funding (A)
0.060%, 01/05/12	1,800	1,800
0.060%, 01/09/12	5,000	5,000
0.110%, 01/12/12	50,007	50,005
0.100%, 01/13/12	69,181	69,178
0.170%, 01/17/12	50,000	49,996
0.160%, 01/18/12	25,000	24,998
0.130%, 01/27/12	8,000	7,999
0.100%, 02/01/12	10,000	9,999
0.100%, 02/03/12	14,027	14,026
0.190%, 02/07/12	25,000	24,995
0.190%, 02/10/12	30,023	30,017
0.130%, 02/14/12	40,000	39,994
0.190%, 02/21/12	18,531	18,526
0.190%, 03/12/12	17,539	17,533
0.190%, 03/13/12	51,175	51,156

Total U.S. Government Related Securities
(Cost $415,222)		415,222

Corporate Bonds [3.2%]
Banks [2.2%]
Bank of America, FDIC Insured, MTN
2.100%, 04/30/12	45,000	45,287
0.770%, 06/22/12(B)	9,100	9,115
Huntington National Bank, FDIC Insured,
0.927%, 06/01/12(B)	12,330	12,360

Total Banks		66,762

Financial Services [1.0%]
General Electric Capital, FDIC Insured, MTN
0.388%, 05/08/12(B)	7,820	7,823
General Electric Capital, FDIC Insured, MTN
2.250%, 03/12/12	21,959	22,049

Total Financial Services		29,872

Total Corporate Bonds
(Cost $96,634)		96,634

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)/Shares	Value (000)

Municipal Bonds [1.7%]
California [0.6%]
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA (B) (C)
0.110%, 02/15/12	$8,000	$8,000
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA (B) (C)
0.120%, 01/19/12	9,000	9,000

Total California		17,000

Texas [0.9%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA (B) (C)
0.130%, 02/15/12	13,800	13,800
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA (B) (C)
0.120%, 02/15/12	13,935	13,935

Total Texas		27,735

Washington [0.2%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA (B) (C)
0.140%, 02/15/12	8,000	8,000

Total Municipal Bonds
(Cost $52,735)		52,735

U.S. Treasury Obligation [0.8%]
U.S. Treasury Note
0.875%, 01/31/12	25,000	25,017

Total U.S. Treasury Obligation
(Cost $25,017)		25,017

Short-Term Investments [8.3%]
Fidelity Institutional Money Market Government Portfolio-III, Cl I, 0.010%*	112,100,000	112,100
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%*	140,000,000	140,000

Total Short-Term Investments
(Cost $252,100)		252,100

Description	Face Amount (000)	Value (000)

Repurchase Agreements(D) [22.0%]
Bank of America
0.020%, dated 12/30/11, repurchased on 01/03/12, repurchase price $200,000,444 (collateralized by various U.S. Government obligations, ranging in par value $4,435,000- $137,083,000, 0.000%- 5.000%, 09/06/12-05/15/30; with total market value $204,000,253)	$200,000	$200,000
Deutsche Bank
0.050%, dated 12/30/11, repurchased on 01/03/12, repurchase price $315,001,750 (collateralized by FHLMC obligations, ranging in par value $8,998,000-$50,829,000, 0.000%-5.125%, 03/07/12-06/12/19; with total market value $321,300,008)	315,000	315,000
Goldman Sachs
0.090%, dated 12/30/11, repurchased on 01/03/12, repurchase price $150,001,500 (collateralized by a FHLMC and FNMA obligations, ranging in par value $16,999,000-$115,335,000, 0.500%-1.000%, 08/09/13-12/19/14; with total market value $153,000,989)	150,000	150,000

Total Repurchase Agreements
(Cost $665,000)		665,000

Total Investments [99.9%]
(Cost $3,026,311)†		$3,026,311

Percentages are based on Net Assets of $3,028,619 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2011.
†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(C)	Put and Demand Feature — The date reported is the next reset date or put date.
(D)	Tri-Party Repurchase Agreement.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Government Money Market Fund

Cl — Class
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FDIC Insured — Federal Depositary Insurance Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FICO — Financing Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
Ser — Series
STRIP — Separate trading of registered interest and principal of securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,519,603	$—	$1,519,603
U.S. Government Related Securities	—	415,222	—	415,222
Corporate Bonds	—	96,634	—	96,634
Municipal Bonds	—	52,735	—	52,735
U.S. Treasury Obligation	—	25,017	—	25,017
Short-Term Investments	252,100	—	—	252,100
Repurchase Agreements	—	665,000	—	665,000
Total Investments in Securities	$252,100	$2,774,211	$—	$3,026,311

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [56.5%]
Airport Development/Maintenance [0.8%]
Los Angeles, Department of Airports
0.240%, 01/25/12	$10,000	$9,998

Banks [21.9%]
ANZ National Int'l (A)
0.320%, 01/09/12	10,000	9,999
Australia & New Zealand Banking Group (A)
0.310%, 02/07/12	10,000	9,997
Bank of Montreal
0.070%, 01/09/12	15,000	15,000
0.100%, 02/06/12	10,000	9,999
Bank of Nova Scotia
0.030%, 01/03/12	7,000	7,000
Bank of Tokyo-Mitsubishi
0.200%, 01/23/12	15,000	14,998
0.330%, 02/14/12	10,000	9,996
BNZ International Funding (A)
0.320%, 01/05/12	10,000	10,000
0.441%, 01/22/12	20,000	20,001
Commonwealth Bank of Australia (A)
0.612%, 03/22/12	10,000	9,997
Korea Development Bank
0.611%, 01/05/12	10,000	9,999
0.440%, 02/03/12	15,000	14,994
0.460%, 02/13/12	10,000	9,995
National Australia Funding Delaware (A)
0.230%, 01/17/12	11,000	10,999
0.250%, 01/23/12	15,000	14,998
0.280%, 04/02/12	10,000	9,993
Sumitomo Corp of America
0.200%, 01/05/12	10,000	10,000
0.370%, 01/17/12	15,000	14,998
0.320%, 02/02/12	10,000	9,997
Sumitomo Mitsui Banking (A)
0.350%, 01/06/12	15,000	14,999
Sumitomo Trust & Banking NY (A)
0.220%, 01/09/12	15,000	14,999
0.360%, 02/06/12	10,000	9,996
Toronto-Dominion Holdings USA (A)
0.140%, 01/27/12	10,000	9,999

Total Banks		272,953

Computer System Design & Services [1.0%]
Dell (A)
0.200%, 04/09/12	12,500	12,493

Financial Services [12.0%]
American Honda Finance
0.220%, 02/08/12	15,000	14,996

Description	Face Amount (000)	Value (000)

0.250%, 03/06/12	$10,000	$9,995
BTM Capital (A)
0.330%, 01/03/12	10,000	10,000
Caisse Centrale Desjardins du Quebec (A)
0.200%, 01/17/12	15,000	14,999
0.230%, 02/15/12	10,000	9,997
0.190%, 03/08/12	10,000	9,996
General Electric Capital
0.130%, 03/27/12	10,000	9,997
0.391%, 05/16/12	10,000	9,985
General Electric Capital Services
0.180%, 01/12/12	15,000	14,999
John Deere Bank (A)
0.100%, 01/10/12	10,000	10,000
Toyota Financial Services de Puerto Rico
0.270%, 01/05/12	10,000	10,000
0.040%, 01/09/12	15,000	15,000
Toyota Motor Credit
0.240%, 02/17/12	10,000	9,997

Total Financial Services		149,961

Import/Export [2.0%]
Mitsui & USA
0.230%, 01/11/12	15,000	14,999
0.220%, 01/17/12	10,000	9,999

Total Import/Export		24,998

Instruments-Controls [1.2%]
Honeywell International (A)
0.160%, 06/28/12	15,000	14,988

Investment Banker/Broker Dealer [6.1%]
AllianceBernstein (A)
0.190%, 01/03/12	10,000	10,000
0.230%, 01/10/12	10,000	10,000
0.140%, 01/25/12	18,000	17,998
Macquarie Bank (A)
0.400%, 01/17/12	15,000	14,997
0.400%, 01/18/12	10,000	9,998
0.400%, 01/23/12	13,000	12,997

Total Investment Banker/Broker Dealer		75,990

Machinery [1.9%]
John Deere Canada (A)
0.080%, 01/23/12	24,000	23,999

Medical Products & Services [0.3%]
Medtronic (A)
0.090%, 01/05/12	3,000	3,000

Miscellaneous Manufacturing [1.2%]
Fairway Finance (A)
0.140%, 01/23/12	15,070	15,069

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Petroleum & Fuel Products [4.9%]
Chevron
0.020%, 01/06/12	$15,000	$15,000
ConocoPhillips Qatar Funding (A)
0.150%, 01/12/12	12,700	12,699
0.100%, 01/23/12	18,800	18,799
Exxon Mobil
0.020%, 01/05/12	15,000	15,000

Total Petroleum & Fuel Products		61,498

Schools [3.2%]
University of California
0.250%, 03/01/12	15,000	14,994
0.200%, 01/09/12	25,000	24,999

Total Schools		39,993

Total Commercial Paper
(Cost $704,940)		704,940

U.S. Government Related Securities [5.5%]
Straight-A Funding (E)
0.190%, 01/09/12	10,236	10,236
0.140%, 01/18/12	5,327	5,327
0.140%, 01/27/12	5,000	5,000
0.150%, 02/08/12	10,000	9,998
0.190%, 02/10/12	17,412	17,408
0.190%, 03/01/12	5,000	4,998
0.190%, 03/13/12	15,000	14,994

Total U.S. Government Related Securities
(Cost $67,961)		67,961

Municipal Bonds [4.8%]
California [2.4%]
California State, Ser A-1, GO (B) (C) (D)
0.010%, 02/01/12	15,000	15,000
California State, Ser A-2, RB
2.000%, 06/26/12	15,000	15,116

Total California		30,116

Illinois [1.2%]
Chicago, Midway Airport Authority, RB (B) (C) (D)
0.060%, 01/16/12	14,500	14,500

North Carolina [1.2%]
Charlotte, Water and Sewer System, Ser B, RB (C) (D)
0.060%, 01/17/12	15,000	15,000

Total Municipal Bonds
(Cost $59,616)		59,616

U.S. Government Agency Obligations [3.1%]
FAMC
0.005%, 01/04/12(E)	9,000	9,000

Description	Face Amount (000)/Shares	Value (000)

FHLB
0.330%, 07/16/12	$10,000	$10,000
0.440%, 08/28/12	5,000	5,003
0.310%, 12/05/12	5,000	5,000
FHLMC
0.236%, 01/10/12(C)	10,000	10,000

Total U.S. Government Agency Obligations
(Cost $39,003)		39,003

Corporate Bond [1.2%]
Security Brokers & Dealers [1.2%]
Morgan Stanley, MTN
0.638%, 01/09/12(C)	15,000	15,000

Total Corporate Bond
(Cost $15,000)		15,000

Certificates of Deposit [14.3%]
Banco Del Estado De Chile
0.470%, 01/09/12	15,000	15,000
0.410%, 02/03/12	10,000	10,000
0.460%, 02/17/12	10,000	10,000
Bank of America
0.390%, 02/13/12	10,000	10,000
0.540%, 03/20/12	15,000	15,000
Bank of Nova Scotia
0.310%, 01/31/12	15,000	15,001
0.390%, 04/05/12	7,750	7,750
Citibank
0.140%, 01/20/12	15,000	15,000
National Bank of Canada
0.140%, 01/19/12	15,000	15,000
Norinchukin Bank
0.400%, 01/04/12	10,000	10,000
0.400%, 01/24/12	10,000	10,000
0.410%, 02/21/12	11,000	11,000
Toronto-Dominion Holdings USA
0.070%, 01/09/12	15,000	15,000
Westpac Banking
0.373%, 01/16/12	20,000	20,000

Total Certificates of Deposit
(Cost $178,751)		178,751

Short-Term Investments [5.8%]
Fidelity Institutional Money Market Government Portfolio-III, Cl I, 0.010%*	26,900,000	26,900
Goldman Sachs Financial Square Funds - Government Fund, 0.010%*	53,156	53
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%*	45,300,000	45,300

Total Short-Term Investments
(Cost $72,253)		72,253

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Repurchase Agreements (F) [8.8%]
Bank of America
0.020%, dated 12/30/11, repurchased on 01/03/12, repurchase price $50,000,111 (collateralized by a U.S. Treasury Note, par value $48,018,500, 2.000%, 01/31/16; with total market value $51,000,010)	$50,000	$50,000
Deutsche Bank
0.050%, dated 12/30/11, repurchased on 01/03/12, repurchase price $10,000,056 (collateralized by a FHLMC obligation, par value $10,204,000, 0.625%, 12/23/13; with total market value $10,200,750)	10,000	10,000
Goldman Sachs
0.090%, dated 12/30/11, repurchased on 01/03/12, repurchase price $50,000,500 (collateralized by a FHLB obligation, par value $50,515,000, 4.000%, 11/17/31; with total market value $51,004,883)	50,000	50,000

Total Repurchase Agreements
(Cost $110,000)		110,000

Total Investments [100.0%]
(Cost $1,247,524)†		$1,247,524

Percentages are based on Net Assets of $1,248,028 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2011.
†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2011, the value of these securities amounted to $378,006 (000), representing 30.3% of the net assets of the Fund.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(D)	Put and Demand Feature — The date reported is the next reset date or put date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Tri-Party Repurchase Agreement.

Cl — Class
FAMC — Federal Agriculture Mortgage Corporation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$704,940	$—	$704,940
U.S. Government Related Securities	—	67,961	—	67,961
Municipal Bonds	—	59,616	—	59,616
U.S. Government Agency Obligations	—	39,003	—	39,003
Corporate Bond	—	15,000	—	15,000
Certificates of Deposit	—	178,751	—	178,751
Short-Term Investments	72,253	—	—	72,253
Repurchase Agreements	—	110,000	—	110,000
Total Investments in Securities	$72,253	$1,175,271	$—	$1,247,524

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [89.0%]
California [86.2%]
Bay Area Toll Authority, Ser A-2, RB (A) (B) (C)
0.030%, 01/05/12	$5,000	$5,000
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.050%, 01/05/12	19,445	19,445
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.030%, 01/05/12	23,350	23,350
Bay Area Toll Authority, Ser C-2, RB (A) (B) (C)
0.050%, 01/05/12	4,190	4,190
California State, Department of Water Resources, Ser A, RB (D)
Pre-Refunded @ 101
5.375%, 05/01/12	10,000	10,271
California State, Economic Recovery Project, Ser C-1, GO (A) (B) (C)
0.040%, 01/01/12	22,400	22,400
California State, Health Facilities Financing Authority, RB (A) (C)
0.069%, 01/04/12	10,885	10,885
California State, Health Facilities Financing Authority, RB (A) (B) (C)
0.060%, 01/04/12	6,750	6,750
California State, Health Facilities Financing Authority, Ser A, RB (A) (B) (C)
0.060%, 01/04/12	1,800	1,800
California State, Health Facilities Financing Authority, Ser B, RB (A) (B) (C)
0.070%, 01/04/12	20,955	20,955
California State, Health Facilities Financing Authority, Ser C, RB (A) (B) (C)
0.080%, 01/04/12	9,125	9,125
California State, Infrastructure & Economic Development Authority, Pacific Gas & Electric Project, Ser D, RB (A) (B) (C)
0.020%, 01/01/12	14,325	14,325
California State, Kindergarden Project, Ser A-2, GO (A) (B) (C)
0.040%, 01/01/12	24,550	24,550
California State, Kindergarden Project, Ser A-3, GO (A) (B) (C)
0.030%, 01/01/12	7,600	7,600

Description	Face Amount (000)	Value (000)

California State, Kindergarden Project, Ser A-8, GO (A) (B) (C)
0.090%, 01/05/12	$29,400	$29,400
California State, Kindergarden Project, Ser B-2, GO (A) (B) (C)
0.040%, 01/01/12	1,300	1,300
California State, Kindergarden Project, Ser B-5, GO (A) (B) (C)
0.080%, 01/05/12	9,200	9,200
California State, Ser A-1, GO (A) (B) (C)
0.080%, 01/04/12	5,000	5,000
California State, Ser A-2, GO (A) (B) (C)
0.050%, 01/01/12	4,275	4,275
California State, Ser A-2, GO (A) (B) (C)
0.060%, 01/04/12	7,000	7,000
California State, Ser A-2, RB
2.000%, 06/26/12	21,000	21,162
California State, Ser B-4, GO (A) (B) (C)
0.070%, 01/04/12	15,000	15,000
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB (A) (B) (C)
0.080%, 01/05/12	3,000	3,000
California Statewide, Communities Development Authority, Ser D, RB (A) (C)
0.060%, 01/04/12	21,500	21,500
East Bay, Municipal Utility District, Ser A-1, RB (A) (C)
0.040%, 01/04/12	11,885	11,885
Eastern Municipal Water District, Ser B, COP (A) (C)
0.040%, 01/04/12	10,000	10,000
Eastern Municipal Water District, Ser D, COP (A) (C)
0.050%, 01/04/12	14,375	14,375
Elsinore Valley, Municipal Water District, Ser A, COP (A) (B) (C)
0.100%, 01/04/12	3,485	3,485
Elsinore Valley, Municipal Water District, Ser B, COP (A) (B) (C)
0.080%, 01/05/12	14,700	14,700
Glendale, Police Building Project, COP (A) (C)
0.100%, 01/05/12	19,400	19,400

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Irvine, Improvement Board, Act 1915 Project, District #97-16, COP (A) (B) (C)
0.060%, 01/01/12	$3,500	$3,500
Irvine, Improvement Board, Act 1915 Project, District #97-17, SAB (A) (B) (C)
0.090%, 01/01/12	7,150	7,150
Long Beach, TRAN
2.000%, 09/28/12	7,000	7,089
Los Angeles County, TRAN
2.500%, 02/29/12	3,000	3,011
Los Angeles County, TRAN
2.500%, 03/30/12	2,500	2,513
Los Angeles County, Metropolitan Transportation Authority, RB (A) (B) (C)
0.030%, 01/05/12	2,000	2,000
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.070%, 01/01/12	3,675	3,675
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.080%, 01/05/12	13,285	13,285
Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB (A) (C)
0.070%, 01/01/12	9,200	9,200
Los Angeles County, Metropolitan Transportation Authority, Ser C2, RB (A) (B) (C)
0.030%, 01/05/12	9,325	9,325
Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB, FGIC (A) (B) (C)
0.040%, 01/05/12	2,400	2,400
Los Angeles County, Ser A, TRAN
2.500%, 02/29/12	8,000	8,029
Los Angeles, Department of Water & Power, Ser A-3, RB (A) (C)
0.040%, 01/05/12	2,500	2,500
Los Angeles, Department of Water & Power, Ser B-1, RB (A) (C)
0.050%, 01/05/12	5,350	5,350

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Ser B-2, RB (A) (C)
0.020%, 01/01/12	$15,000	$15,000
Los Angeles, Department of Water & Power, Ser B-2, RB (A) (C)
0.060%, 01/05/12	7,600	7,600
Los Angeles, Department of Water & Power, Ser B-3, RB (A) (C)
0.060%, 01/01/12	19,360	19,360
Los Angeles, Department of Water & Power, Ser B-4, RB (A) (C)
0.050%, 01/05/12	14,075	14,075
Los Angeles, Department of Water & Power, Ser B-5, RB (A) (C)
0.100%, 01/05/12	6,900	6,900
Los Angeles, Unified School District, Administration Building III Project, Ser B, COP (A) (B) (C)
0.070%, 01/04/12	14,095	14,095
Metropolitan Water District of Southern California, Ser A-1, RB (A) (C)
0.120%, 01/05/12	2,440	2,440
Metropolitan Water District of Southern California, Ser A-2, RB (A) (C)
0.100%, 01/05/12	11,000	11,000
Modesto, Water Revenue, Ser A, RB (A) (B) (C)
0.060%, 01/05/12	4,800	4,800
Newport Beach, Hoag Memorial Hospital Project, Ser C, RB (A) (C)
0.060%, 01/04/12	14,200	14,200
Oakland-Alameda County, Coliseum Authority, Ser C-1, RB (A) (B) (C)
0.080%, 01/04/12	14,400	14,400
Oakland-Alameda County, Coliseum Authority, Ser C-2, RB (A) (B) (C)
0.060%, 01/04/12	3,500	3,500
Orange County, Water District Authority, Ser A, COP (A) (B) (C)
0.080%, 01/04/12	16,850	16,850
Riverside County, Public Facilities Authority, Ser C, COP (A) (B) (C)
0.090%, 01/04/12	8,000	8,000

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Riverside County, Ser A, TRAN
2.000%, 03/30/12	$5,000	$5,021
Riverside, Water Authority, Ser A, RB (A) (C)
0.190%, 01/05/12	4,915	4,915
Sacramento County, Sanitation District Financing Authority, Ser D, RB (A) (B) (C)
0.060%, 01/01/12	26,855	26,855
Sacramento County, Sanitation District Financing Authority, Ser E, RB (A) (B) (C)
0.070%, 01/04/12	6,700	6,700
San Diego County, Regional Transportation Commission, Ser B, RB (A) (C)
0.090%, 01/05/12	12,980	12,980
San Diego County, Regional Transportation Commission, Ser D, RB (A) (C)
0.080%, 01/05/12	8,600	8,600
San Francisco City & County, Airports Commission, Ser 37C, RB (A) (B) (C)
0.080%, 01/04/12	10,000	10,000
San Francisco City & County, Ser A, GO (D)
Pre-Refunded @ 102
5.000%, 06/15/12	3,460	3,601
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB (A) (C)
0.090%, 01/04/12	9,820	9,820
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.060%, 01/05/12	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.060%, 01/05/12	995	995
Santa Clara Valley, Transportation Authority, Ser D, RB (A) (C)
0.060%, 01/05/12	20,800	20,800
Southern California, Public Power Authority, RB (A) (B) (C)
0.100%, 01/04/12	9,000	9,000
Southern California, Public Power Authority, Ser B, RB (A) (B) (C)
0.080%, 01/04/12	7,370	7,370

Description	Face Amount (000)	Value (000)

University of California, Regents Medical Center, Ser B-1, RB (A) (C)
0.040%, 01/01/12	$10,450	$10,450

Total California		751,682

Nebraska [1.5%]
Nebraska State, Educational Finance Authority, RB (A) (B) (C)
0.060%, 01/01/12	13,010	13,010

New York [0.6%]
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser C, RB (A) (B) (C)
0.070%, 01/01/12	5,000	5,000

South Carolina [0.2%]
Richland County, School District No. 1, Ser A, GO (D)
Pre-Refunded @ 100
5.250%, 03/01/12	1,900	1,916

Washington [0.5%]
King County, Sewer Revenue, RB (D)
Pre-Refunded @ 100
5.250%, 01/01/12	2,205	2,205
King County, Sewer Revenue, Ser B, RB (D)
Pre-Refunded @ 100
5.500%, 01/01/12	1,750	1,750

Total Washington		3,955

Total Municipal Bonds
(Cost $775,563)		775,563

Commercial Paper [8.6%]
California [8.6%]
California State, Department of Water Resources
0.130%, 02/02/12	4,557	4,557
Los Angeles, Municipal Improvement
0.140%, 02/01/12	10,000	10,000
Orange County
0.160%, 02/08/12	15,000	15,000
Regent of the University of California
0.130%, 02/01/12	15,000	15,000
San Diego, Water Authority
0.160%, 03/08/12	13,100	13,100

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

San Francisco City & County
0.140%, 01/09/12	$17,000	$17,000

Total California

Total Commercial Paper
(Cost $74,657)		74,657

Total Investments [97.6%]
(Cost $850,220)†		$850,220

Percentages are based on Net Assets of $871,442 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of December 31, 2011, all of the Fund’s investments are Level 2.

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2011 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [36.8%]
FHLB
5.750%, 05/15/12	$1,750	$1,786
0.875%, 08/22/12	2,000	2,008
FHLMC
4.750%, 03/05/12	1,000	1,008
4.375%, 07/17/15	1,300	1,462
2.125%, 09/21/12	1,750	1,774
FNMA
6.125%, 03/15/12	600	607
5.250%, 08/01/12	1,000	1,028
5.000%, 03/15/16	600	699
5.000%, 02/13/17	1,000	1,181
0.700%, 09/19/14	545	544
0.500%, 08/09/13	2,000	2,005

Total U.S. Government Agency Obligations
(Cost $13,960)		14,102

Corporate Bonds [26.9%]
Banks [13.4%]
ANZ National International
6.200%, 07/19/13	625	661
Bank of America
4.875%, 01/15/13	150	151
Bank of New York Mellon, MTN
5.000%, 03/23/12	150	152
Barclays Bank, MTN
4.500%, 01/10/12 (A)	545	494
Citigroup
6.375%, 08/12/14	600	630
Credit Suisse NY, MTN
5.000%, 05/15/13	600	615
Goldman Sachs Group
5.125%, 01/15/15	600	613
JPMorgan Chase, MTN
2.050%, 01/24/14	600	600
Morgan Stanley
5.375%, 10/15/15	600	586
Wachovia, MTN
5.500%, 05/01/13	600	633

Total Banks		5,135

Computer System Design & Services [1.5%]
Hewlett-Packard
4.250%, 02/24/12	150	151
2.950%, 08/15/12	120	121
IBM
4.750%, 11/29/12	165	170
2.100%, 05/06/13	140	143

Total Computer System Design & Services		585

Financial Services [8.7%]
Boeing Capital
6.500%, 02/15/12	150	151

Description	Face Amount (000)	Value (000)

Caterpillar Financial Services, MTN
5.750%, 02/15/12	$150	$151
CME Group
5.400%, 08/01/13	625	666
General Electric Capital, MTN
2.950%, 05/09/16	545	560
2.000%, 09/28/12	1,000	1,014
HSBC Finance
5.500%, 01/19/16	600	614
John Deere Capital, MTN
5.250%, 10/01/12	150	155

Total Financial Services		3,311

Food, Beverage & Tobacco [0.6%]
Coca-Cola Refreshments USA
3.750%, 03/01/12	170	171
PepsiCo
5.150%, 05/15/12	60	61

Total Food, Beverage & Tobacco		232

Investment Banker/Broker Dealer [2.2%]
Goldman Sachs Group
6.600%, 01/15/12	115	115
Merrill Lynch
5.000%, 01/15/15	600	578
Morgan Stanley
6.600%, 04/01/12	150	152

Total Investment Banker/Broker Dealer		845

Retail [0.5%]
Wal-Mart Stores
5.000%, 04/05/12	170	172

Total Corporate Bonds
(Cost $10,408)		10,280

U.S. Treasury Obligations [15.4%]
U.S. Treasury Notes
4.250%, 08/15/15	3,000	3,400
4.125%, 08/31/12	1,000	1,026
2.375%, 09/30/14	1,400	1,477

Total U.S. Treasury Obligations
(Cost $5,681)		5,903

Municipal Bonds [6.2%]
California [6.2%]
Southern California, Public Power Authority, Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,000	1,264
State of California, Ser A2, RB
2.000%, 06/26/12	545	549

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

University of California, RB (A)
1.988%, 06/14/12	$545	$554

Total California		2,367

Total Municipal Bonds
(Cost $2,283)		2,367

U.S. Government Mortgage-Backed Obligations [5.8%]
FHLMC, Pool G12806
5.500%, 09/01/22	146	157
FHLMC, Pool G18247
5.000%, 04/01/23	99	107
FHLMC, Pool G18251
5.000%, 05/01/23	148	159
FHLMC, Pool G18321
4.500%, 08/01/24	83	88
FHLMC, Pool J04241
5.500%, 01/01/22	79	86
FHLMC, Pool J04459
5.000%, 03/01/22	70	76
FHLMC, Pool J04508
5.000%, 03/01/22	84	91
FHLMC, Pool J07575
5.000%, 04/01/23	87	93
FNMA, Pool 541946
7.500%, 07/01/30	–	1
FNMA, Pool 837196
5.500%, 02/01/21	183	198
FNMA, Pool 933915
4.500%, 06/01/23	178	190
FNMA, Pool 961783
4.500%, 02/01/23	159	170
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	785	797

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,106)		2,213

Sovereign Debt [2.0%]
Province of Ontario, Canada
4.100%, 06/16/14	600	645
1.875%, 11/19/12	125	126

Total Sovereign Debt
(Cost $763)		771

Asset-Backed Securities [0.8%]
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	168

Description	Face Amount (000)/Shares	Value (000)

USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	$135	$137

Total Asset-Backed Securities
(Cost $300)		305

Short-Term Investment [5.2%]
AIM STIT-Treasury Portfolio 0.020%*	1,979,840	1,980

Total Short-Term Investment
(Cost $1,980)		1,980

Total Investments [99.1%]
(Cost $37,481)†		$37,921

Percentages are based on Net Assets of $38,249 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $37,481 ($ Thousands), and the unrealized appreciation and depreciation were $658 ($ Thousands) and $(218) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2011.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

Amounts designated as "—" are either $0 or have been rounded to $0.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Limited Maturity Fixed Income Fund

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$14,102	$—	$14,102
Corporate Bonds	—	10,280	—	10,280
U.S. Treasury Obligations	—	5,903	—	5,903
Municipal Bonds	—	2,367	—	2,367
U.S. Government Mortgage-Backed Obligations	—	2,213	—	2,213
Sovereign Debt	—	771	—	771
Asset-Backed Securities	—	305	—	305
Short-Term Investment	1,980	—	—	1,980
Total Investments in Securities	$1,980	$35,941	$—	$37,921

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [46.4%]
Egypt Government AID Bond
4.450%, 09/15/15	$8,000	$8,950
FAMC, MTN
3.250%, 06/25/14	7,000	7,429
FFCB
1.875%, 12/07/12	8,000	8,120
0.600%, 08/01/13	8,000	8,010
FHLB
3.250%, 09/12/14	3,000	3,212
FHLB ARM
0.488%, 01/08/12 (A)	8,000	8,044
FHLMC
4.375%, 07/17/15	5,000	5,621
FNMA
3.100%, 03/22/16	4,000	4,025
0.700%, 09/19/14	4,000	3,992
Israel Government AID Bond
4.000%, 05/15/20 (B)	15,528	12,992
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	10,176

Total U.S. Government Agency Obligations
(Cost $77,552)		80,571

U.S. Government Mortgage-Backed Obligations [44.0%]
FHLB CMO, Ser 2008-1239, Cl I
4.805%, 08/20/15	4,823	5,249
FHLMC REMIC, Ser 2004-2782, Cl HE
4.000%, 09/15/17	30	30
FHLMC REMIC, Ser 2006-R005, Cl AB
5.500%, 12/15/18	1,316	1,337
FHLMC REMIC, Ser 2006-R009, Cl AJ
5.750%, 12/15/18	3,422	3,494
FHLMC REMIC, Ser 2007-R010, Cl AB
5.500%, 12/15/19	2,546	2,616
FHLMC REMIC, Ser 2007-R011, Cl AB
5.500%, 12/15/20	4,186	4,323
FHLMC REMIC, Ser 2007-R012, Cl AB
5.500%, 12/15/20	1,427	1,457
FHLMC REMIC, Ser 2007-R013, Cl AB
6.000%, 12/15/21	143	145
FHLMC REMIC, Ser 2010-3680, Cl VA
4.500%, 07/15/21	7,129	7,542
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	6,962	7,332

Description	Face Amount (000)/ Shares	Value (000)

FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	$7,670	$8,280
FNMA ARM
2.377%, 03/01/34 (A)	298	314
FNMA REMIC, Ser 2005-25, Cl VH
5.000%, 04/25/16	2,991	3,101
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	1,806	1,799
FNMA REMIC, Ser 2011-17, Cl EK
4.000%, 07/25/25	6,095	6,376
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	7,138	7,246
GNMA
8.000%, 08/15/22	10	11
7.500%, 06/15/24	3	3
7.500%, 05/15/26	3	4
7.500%, 04/15/32	30	33
7.000%, 12/15/16	8	8
6.000%, 01/15/29	5	6
GNMA CMO, Ser 2010-87, Cl NE
3.000%, 09/20/38	7,209	7,498
GNMA CMO, Ser 2010-99, Cl XJ
3.500%, 08/20/39	7,352	7,725
GNMA ARM
1.750%, 04/20/35 (A)	415	429
1.625%, 08/20/35 (A)	82	84

Total U.S. Government Mortgage-Backed Obligations
(Cost $75,992)		76,442

U.S. Treasury Obligations [8.5%]
U.S. Treasury Notes
1.375%, 05/15/13	5,000	5,079
1.375%, 11/30/15	5,500	5,668
1.250%, 02/15/14	4,000	4,082

Total U.S. Treasury Obligations
(Cost $14,567)		14,829

Short-Term Investment [0.7%]
Goldman Sachs Financial Square Funds - Government Fund 0.006%*	1,231,125	1,231

Total Short-Term Investment
(Cost $1,231)		1,231

Total Investments [99.6%]
(Cost $169,342)†		$173,073

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Government Bond Fund

Percentages are based on Net Assets of $173,696 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $169,342 ($ Thousands), and the unrealized appreciation and depreciation were $4,012 ($ Thousands) and $(281) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2011.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$80,571	$—	$80,571
U.S. Government Mortgage-Backed Obligations	—	76,442	—	76,442
U.S. Treasury Obligations	—	14,829	—	14,829
Short-Term Investment	1,231	—	—	1,231
Total Investments in Securities	$1,231	$171,842	$—	$173,073

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.8%]
Automotive [0.8%]
Daimler Finance North America
1.875%, 09/15/14 (A)	$1,000	$994

Banks [17.9%]
ANZ National Int'l
3.250%, 04/02/12 (A)	2,000	2,011
Bank of America, FDIC Insured, MTN
3.125%, 06/15/12	1,500	1,520
Barclays Bank
6.050%, 12/04/17 (A)	1,000	904
Barclays Bank, MTN
4.500%, 01/10/12 (B)	1,950	1,766
Citigroup
5.850%, 08/02/16	980	1,030
5.500%, 02/15/17	250	252
Citigroup Funding, FDIC Insured
2.250%, 12/10/12	2,500	2,546
Credit Suisse
5.500%, 08/15/13	1,250	1,304
Deutsche Bank, MTN
3.875%, 08/18/14	853	868
JPMorgan Chase
6.000%, 10/01/17	1,890	2,033
JPMorgan Chase, FDIC Insured
2.125%, 12/26/12	2,500	2,547
Societe Generale
2.200%, 09/14/13 (A)	2,000	1,879
Wachovia Bank, MTN
4.800%, 11/01/14	3,240	3,405

Total Banks		22,065

Chemicals [0.9%]
Dow Chemical
5.900%, 02/15/15	1,000	1,113

Communication & Media [2.1%]
CBS
8.875%, 05/15/19	1,000	1,284
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	174
Time Warner Cable
5.850%, 05/01/17	1,000	1,139

Total Communication & Media		2,597

Computer System Design & Services [3.4%]
Cisco Systems
5.500%, 02/22/16	1,250	1,455
Dell
5.625%, 04/15/14	1,000	1,096

Description	Face Amount (000)	Value (000)

Hewlett-Packard
6.125%, 03/01/14	$1,470	$1,585

Total Computer System Design & Services		4,136

Diversified Operations [2.3%]
3M, MTN
4.375%, 08/15/13	500	531
Siemens Financieringsmat
5.750%, 10/17/16 (A)	2,000	2,310

Total Diversified Operations		2,841

Electrical Services [2.1%]
Alabama Power
4.850%, 12/15/12	1,380	1,435
American Electric Power
5.250%, 06/01/15	986	1,079

Total Electrical Services		2,514

Finance Auto Loans [0.8%]
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16 (A)	1,000	1,036

Financial Services [15.2%]
Ally Financial, FDIC Insured
2.200%, 12/19/12	2,500	2,548
American Express Credit, MTN
2.800%, 09/19/16	2,100	2,110
Boeing Capital
6.500%, 02/15/12	930	937
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15 (A)	3,000	3,087
CME Group
5.400%, 08/01/13	95	101
General Electric Capital, MTN
3.350%, 10/17/16	3,000	3,124
General Electric Capital, FDIC Insured, MTN
2.625%, 12/28/12	2,770	2,836
HSBC Finance
5.250%, 04/15/15	1,250	1,276
John Deere Capital, MTN
1.250%, 12/02/14	2,000	2,022
National Rural Utilities, Ser C, MTN
7.250%, 03/01/12	667	674

Total Financial Services		18,715

Food, Beverage & Tobacco [4.1%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,328
Bottling Group
6.950%, 03/15/14	1,000	1,124
5.500%, 04/01/16	1,000	1,158
4.625%, 11/15/12	435	450

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Dr Pepper Snapple Group
2.900%, 01/15/16	$1,000	$1,037

Total Food, Beverage & Tobacco		5,097

Internet Security [0.8%]
Symantec
2.750%, 09/15/15	1,000	1,017

Investment Banker/Broker Dealer [7.7%]
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,667
Jefferies Group
8.500%, 07/15/19	870	883
Macquarie Group
6.000%, 01/14/20 (A)	2,000	1,876
Merrill Lynch
6.050%, 05/16/16	2,025	1,909
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	1,957
Nomura Holdings, MTN
4.125%, 01/19/16	1,200	1,171

Total Investment Banker/Broker Dealer		9,463

Medical Products & Services [2.5%]
Teva Pharmaceutical Finance IV
1.700%, 11/10/14	3,000	3,023

Multi-line Insurance [1.5%]
MetLife
7.717%, 02/15/19	1,430	1,793

Petroleum & Fuel Products [7.2%]
BP Capital Markets
5.250%, 11/07/13	2,000	2,145
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,335
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,132
Shell International Finance
3.250%, 09/22/15	1,500	1,614
Spectra Energy Capital
5.500%, 03/01/14	615	657
Transocean
6.000%, 03/15/18	1,000	1,022

Total Petroleum & Fuel Products		8,905

Real Estate Investment Trusts [4.5%]
HCP
5.650%, 12/15/13	500	526
5.625%, 05/01/17	500	530
Health Care REIT
4.700%, 09/15/17	1,000	993
Kimco Realty
6.875%, 10/01/19	1,080	1,243
Simon Property Group
6.100%, 05/01/16	2,000	2,273

Total Real Estate Investment Trusts		5,565

Description	Face Amount (000)	Value (000)

Retail [6.4%]
CVS Caremark
6.125%, 08/15/16	$1,000	$1,165
Kroger
5.500%, 02/01/13	450	469
Target
6.000%, 01/15/18	1,770	2,157
TESCO
2.000%, 12/05/14 (A)	2,000	2,021
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,120

Total Retail		7,932

Telephones & Telecommunications [9.6%]
AT&T
5.100%, 09/15/14	2,000	2,203
2.400%, 08/15/16	1,870	1,908
Deutsche Telekom International Finance
5.250%, 07/22/13	475	499
Motorola Solutions
6.000%, 11/15/17	1,000	1,121
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,046
Verizon Communications
5.550%, 02/15/16	2,195	2,512
Vodafone Group
5.000%, 09/15/15	2,250	2,512

Total Telephones & Telecommunications		11,801

Total Corporate Bonds
(Cost $108,425)		110,607

Municipal Bonds [2.6%]
California [2.6%]
California State, City of Industry, Sales Tax Project, RB, NATL-RE
5.000%, 01/01/12	955	955
California State, GO
5.700%, 11/01/21	185	202
California State, Ser A-2, RB
2.000%, 06/26/12	2,000	2,016

Total California		3,173

Total Municipal Bonds
(Cost $3,159)		3,173

Sovereign Debt [1.2%]
Korea National Oil
2.875%, 11/09/15 (A)	1,000	998
United Mexican States, MTN
5.875%, 01/15/14	450	486

Total Sovereign Debt
(Cost $1,452)		1,484

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

U.S. Treasury Obligation [0.5%]
U.S. Treasury Inflation Protection Security
2.000%, 01/15/14	$500	$649

Total U.S. Treasury Obligation
(Cost $618)		649

U.S. Government Mortgage-Backed Obligation [0.3%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	292	310

Total U.S. Government Mortgage-Backed Obligation
(Cost $291)		310

Short-Term Investment [4.5%]
Fidelity Institutional Money Market Portfolio, Cl I 0.186%*	5,523,104	5,523

Total Short-Term Investment
(Cost $5,523)		5,523

Total Investments [98.9%]
(Cost $119,468)†		$121,746

Percentages are based on Net Assets of $123,143 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $119,468 ($ Thousands), and the unrealized appreciation and depreciation were $3,314 ($ Thousands) and $(1,036) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2011.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2011, the value of these securities amounted to $17,116 ($ Thousands), representing 13.9% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.

Cl — Class
FDIC Insured — Federal Depositary Insurance Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$110,607	$—	$110,607
Municipal Bonds	—	3,173	—	3,173
Sovereign Debt	—	1,484	—	1,484
U.S. Treasury Obligation	—	649	—	649
U.S. Government Mortgage-Backed Obligation	—	310	—	310
Short-Term Investment	5,523	—	—	5,523
Total Investments in Securities	$5,523	$116,223	$—	$121,746

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [97.2%]
Arizona [1.3%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$807

California [88.7%]
Atwater, Elementary School District, Ser A, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.000%, 08/01/22	660	681
Azusa, Redevelopment Agency, Mortgage-Backed Securities Program, Ser A, RB, FNMA, ETM
6.875%, 10/01/12	200	209
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	600	649
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,062
California State, Economic Recovery Authority, Ser B, GO (A)
4.000%, 01/01/12	750	806
California State, Educational Facilities Authority, RB, Loyola Marymount
4.000%, 10/01/13	500	525
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	385
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,670
California State, GO
Callable 02/01/12 @ 100
5.000%, 02/01/18	175	176
California State, GO
5.000%, 09/01/20	1,000	1,194
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,202
California State, Health Facilities Financing Authority, Ser A, RB, Stanford Hospital
Callable 11/15/13 @ 100
5.000%, 11/15/23	1,000	1,060

Description	Face Amount (000)	Value (000)

California State, Infrastructure & Economic Authority, Bay Area Toll Bridges Project, Ser A, RB, AGM (B)
Pre-Refunded @ 100
5.250%, 07/01/13	$125	$134
California State, Public Works Board Lease, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 03/01/12 @ 100
5.250%, 03/01/18	155	156
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	211
California State, Public Works Board, Regents University of California, Ser C, RB, NATL-RE FGIC
5.000%, 09/01/20	825	1,000
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	750	828
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,124
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	783
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,161
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	200	238
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB (A)
3.900%, 08/01/31	625	663
California Statewide, Communities Development Authority, Proposition 1A Receivables, Ser PG, RB
5.000%, 06/15/13	2,460	2,607

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	$350	$397
Castaic Lake, Water Agency, 1999 Project, Ser A, COP, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/22	275	303
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	328
Clovis, Public Financing Authority, Ser A, TA, NATL-RE
3.250%, 08/01/13	400	399
County of Riverside, Ser A, COP, AMBAC
5.000%, 11/01/17	1,500	1,698
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	557
Escondido, Union School District, Refunding & Financing Project, COP, NATL-RE
4.750%, 07/01/19	735	774
Fresno, Unified School District, Election 2001 Project, Ser D, GO, NATL-RE (B)
Pre-Refunded @ 102
5.000%, 08/01/13	200	219
Gilroy, Unified School District, GO (C)
3.535%, 04/01/13	500	488
Gilroy, Unified School District, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	800	841
Golden State, Tobacco Settlement, Enhanced-Asset- Backed, Ser A, RB, AMBAC
Callable 01/20/12 @ 100
5.000%, 06/01/20	500	500
Golden State, Tobacco Settlement, Ser A-1, RB (B)
Pre-Refunded @ 100
6.750%, 06/01/13	920	1,000
Imperial, Irrigation District, RB
Callable 07/01/21 @ 100
5.250%, 07/01/23	1,000	1,194

Description	Face Amount (000)	Value (000)

Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	$200	$216
Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	500	548
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	220
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	184
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,085
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
5.250%, 06/01/12	300	305
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 100
5.500%, 06/01/18	500	509
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	306
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	475	515
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	544
Los Angeles, Ser A, GO, AGM (B)
Pre-Refunded @ 100
5.000%, 09/01/12	750	773
Los Angeles, Unified School District, COP, AMBAC
5.000%, 10/01/12	750	773

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	$165	$181
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,160
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	825	910
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,164
Mount San Antonio, Community College District, GO (C)
3.893%, 05/01/15	500	474
M-S-R Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	592
Oakley, Civic Center Project, COP
4.000%, 05/01/12	230	232
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,231
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	540
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	533
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	499
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	456
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 02/06/12 @ 100
4.750%, 05/01/17	525	526
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	805	859

Description	Face Amount (000)	Value (000)

Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	$300	$334
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	750	823
San Diego, Unified School District, Election 1998 Project, Ser E, GO, AGM
Callable 07/01/13 @ 101
5.250%, 07/01/16	100	108
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	574
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	513
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	815
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	597
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE
5.000%, 08/01/15	300	318
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	532
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	624
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	595

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	$290	$323
Santa Monica, Public Financing Authority, Ser A, RB
5.000%, 06/01/21	580	701
Solano County, COP, NATL-RE (B)
Pre-Refunded @ 100
5.250%, 11/01/12	100	104
Southern California, Metropolitan Water District Authority, Ser A, RB
5.750%, 07/01/21	280	350
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,437
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	284
University of California, Revenues Limited Project, Ser B, RB, AGM (B)
Pre-Refunded @ 101
5.000%, 05/15/13	765	820
University of California, Revenues Unrefunded Balance General, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/15	510	541

Total California		52,950

Illinois [0.5%]
Cook County, Forest Preservation District, GO, AMBAC
Callable 11/15/14 @ 100
5.250%, 11/15/15	300	328

New York [1.8%]
New York City, Housing Development, Ser F, RB
Callable 02/06/12 @ 100
1.950%, 11/01/12	500	500

Description	Face Amount (000)/Shares	Value (000)

New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	$540	$575

Total New York		1,075

South Carolina [1.3%]
Columbia, Tourism Development Fee Pledge Project, COP, AMBAC
Callable 06/01/13 @ 100
5.250%, 06/01/16	350	366
South Carolina State, Jobs & Economic Development Authority, Palmetto Health Project, Ser C, RB (B)
Pre-Refunded @ 100
6.875%, 08/01/13	400	440

Total South Carolina		806

Washington [2.5%]
Central Puget Sound, Regional Transit Authority, Ser A, RB, AMBAC
Callable 05/01/15 @ 100
5.000%, 11/01/21	1,000	1,118
King County, NJB Properties Project, Ser A, RB
5.000%, 12/01/14	325	362

Total Washington		1,480

Puerto Rico [1.1%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	148
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	475	516

Total Puerto Rico		664

Total Municipal Bonds
(Cost $56,053)		58,110

Short-Term Investment [1.7%]
Federated California Municipal Money Market Fund, Cl I 0.020%*	992,614	993

Total Short-Term Investment
(Cost $993)		993

Total Investments [98.9%]
(Cost $57,046)†		$59,103

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2011 (Unaudited)

California Tax Exempt Bond Fund

Percentages are based on Net Assets of $59,785 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $57,046 ($ Thousands), and the unrealized appreciation and depreciation were $2,096 ($ Thousands) and $(39) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2011.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,110	$—	$58,110
Short-Term Investment	993	—	—	993
Total Investments in Securities	$993	$58,110	$—	$59,103

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [40.8%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$109

Automotive [0.2%]
Johnson Controls
5.500%, 01/15/16	100	112

Banks [10.4%]
Bank of America
10.200%, 07/15/15	100	107
Bank of America, MTN
7.375%, 05/15/14	355	368
Bank of Nova Scotia
2.250%, 01/22/13	375	380
Barclays Bank
5.125%, 01/08/20	100	103
BB&T, MTN
3.375%, 09/25/13	360	372
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	385	387
Citigroup
6.375%, 08/12/14	430	451
Deutsche Bank, MTN
3.450%, 03/30/15	100	102
Dresdner Bank - New York
7.250%, 09/15/15	150	126
Goldman Sachs Group
3.625%, 02/07/16	475	459
JPMorgan Chase
4.650%, 06/01/14	445	470
4.250%, 10/15/20	150	151
KeyCorp, MTN
3.750%, 08/13/15	245	254
Kookmin Bank
7.250%, 05/14/14 (A)	100	110
PNC Funding
4.250%, 09/21/15	360	386
3.000%, 05/19/14	125	130
Wachovia, MTN
5.500%, 05/01/13	200	211
Wells Fargo
3.625%, 04/15/15	125	131

Total Banks		4,698

Cable/Media [2.0%]
Comcast
4.950%, 06/15/16	230	255
DIRECTV Holdings
3.500%, 03/01/16	245	253
TCI Communications
7.875%, 08/01/13	75	82
Time Warner Cable
4.125%, 02/15/21	305	313

Total Cable/Media		903

Description	Face Amount (000)	Value (000)

Chemicals [0.9%]
Dow Chemical
2.500%, 02/15/16	$255	$256
PPG Industries
1.900%, 01/15/16	160	160

Total Chemicals		416

Computer System Design & Services [1.0%]
Hewlett-Packard
2.125%, 09/13/15	455	447

Drugs [0.8%]
Teva Pharmaceutical
5.550%, 02/01/16	75	85
Wyeth
5.500%, 02/15/16	220	256

Total Drugs		341

Energy [1.7%]
Baltimore Gas & Electric
6.125%, 07/01/13	210	226
Carolina Power & Light
5.150%, 04/01/15	80	90
Exelon
5.625%, 06/15/35	75	81
Korea Electric Power
7.750%, 04/01/13	95	101
6.750%, 08/01/27	75	89
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	81
Trans-Allegheny Interstate Line
4.000%, 01/15/15 (A)	100	104

Total Energy		772

Finance Auto Loans [0.2%]
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	101

Financial Services [4.0%]
American Express Credit, MTN
7.300%, 08/20/13	285	309
Bank of New York Mellon, MTN
3.100%, 01/15/15	265	276
Caterpillar Financial Services, MTN
6.200%, 09/30/13	225	245
1.375%, 05/20/14	180	182
General Electric Capital, MTN
6.000%, 08/07/19	125	144
2.250%, 11/09/15	250	251
HSBC Finance
6.676%, 01/15/21 (A)	83	86
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	180

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

UFJ Finance Aruba
6.750%, 07/15/13	$125	$134

Total Financial Services		1,807

Food, Beverage & Tobacco [0.9%]
General Mills
5.650%, 02/15/19	120	142
Kraft Foods
6.500%, 08/11/17	215	256

Total Food, Beverage & Tobacco		398

Insurance [2.6%]
Berkshire Hathaway
3.200%, 02/11/15	265	281
MetLife
5.000%, 06/15/15	230	250
Protective Life
4.300%, 06/01/13	100	103
Prudential Financial, MTN
5.375%, 06/21/20	165	177
2.750%, 01/14/13	200	202
Travelers
3.900%, 11/01/20	170	181

Total Insurance		1,194

Invest Mgmnt/Advis Serv [0.6%]
BlackRock
3.500%, 12/10/14	260	278

Investment Banker/Broker Dealer [2.2%]
Goldman Sachs Group
5.150%, 01/15/14	75	76
Jefferies Group
6.450%, 06/08/27	100	83
Morgan Stanley
5.300%, 03/01/13	450	456
4.750%, 04/01/14	75	74
Morgan Stanley, MTN
6.625%, 04/01/18	100	99
TD Ameritrade Holding
4.150%, 12/01/14	200	211

Total Investment Banker/Broker Dealer		999

Manufacturing [1.1%]
General Electric
5.000%, 02/01/13	225	234
Tyco International Finance
4.125%, 10/15/14	230	245

Total Manufacturing		479

Medical Products [0.3%]
Zimmer Holdings
4.625%, 11/30/19	115	125

Description	Face Amount (000)	Value (000)

Medical-HMO [0.5%]
UnitedHealth Group
4.750%, 02/10/14	$40	$43
4.700%, 02/15/21	165	185

Total Medical-HMO		228

Metals & Mining [0.6%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	121
Vale Overseas
6.875%, 11/21/36	100	114

Total Metals & Mining		235

Multi-Media [1.0%]
Time Warner
5.875%, 11/15/16	270	312
Viacom
6.250%, 04/30/16	125	145

Total Multi-Media		457

Networking Products [0.3%]
Cisco Systems
5.500%, 01/15/40	100	122

Oil, Gas & Consumable Fuels [1.5%]
BP Capital Markets
3.200%, 03/11/16	100	105
3.125%, 10/01/15	200	209
Petrobras International Finance
3.875%, 01/27/16	100	103
Total Capital
3.125%, 10/02/15	250	265

Total Oil, Gas & Consumable Fuels		682

Petroleum & Fuel Products [0.8%]
Energy Transfer Partners
6.625%, 10/15/36	75	79
Enterprise Products Operating
3.700%, 06/01/15	125	131
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	136

Total Petroleum & Fuel Products		346

REITS-Health Care [0.6%]
Health Care REIT
4.950%, 01/15/21	260	249

REITS-Office Property [0.6%]
Boston Properties
5.875%, 10/15/19	245	276

Retail [1.5%]
Home Depot
5.400%, 03/01/16	280	324
Lowe's
5.000%, 10/15/15	300	336

Total Retail		660

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Retail-Drug Store [0.6%]
CVS Caremark
5.750%, 06/01/17	$220	$257

Telephones & Telecommunications [3.4%]
AT&T
5.600%, 05/15/18	395	459
British Telecommunications
9.625%, 12/15/30	100	141
Deutsche Telekom International Finance
8.750%, 06/15/30	75	105
Deutsche Telekom International Finance
6.000%, 07/08/19	50	57
GTE
6.840%, 04/15/18	100	120
New Cingular Wireless Services
8.750%, 03/01/31	75	110
Telecom Italia Capital
7.200%, 07/18/36	75	62
Telefonica Emisiones
6.421%, 06/20/16	75	78
Verizon Communications
3.000%, 04/01/16	435	456

Total Telephones & Telecommunications		1,588

Waste Disposal [0.3%]
Waste Management
2.600%, 09/01/16	130	132

Total Corporate Bonds
(Cost $17,637)		18,411

U.S. Treasury Obligations [27.4%]
U.S. Treasury Bonds
6.250%, 08/15/23	950	1,360
5.250%, 11/15/28	450	620
4.375%, 02/15/38	675	873
U.S. Treasury Notes
2.750%, 02/15/19	1,165	1,276
2.625%, 04/30/16	565	611
2.625%, 11/15/20	1,235	1,330
2.375%, 09/30/14	640	675
2.375%, 03/31/16	100	107
2.375%, 07/31/17	3,030	3,257
2.125%, 08/15/21	1,170	1,200
1.750%, 07/31/15	985	1,028

Total U.S. Treasury Obligations
(Cost $11,544)		12,337

U.S. Government Mortgage-Backed Obligations [16.3%]
FHLMC, Pool 1B2677
2.676%, 01/01/35 (B)	13	13
FHLMC, Pool 1B2683
2.663%, 01/01/35 (B)	9	9
FHLMC, Pool 1B2692
2.615%, 12/01/34 (B)	26	27

Description	Face Amount (000)	Value (000)

FHLMC, Pool A93996
4.500%, 09/01/40	$167	$177
FHLMC, Pool C03490
4.500%, 08/01/40	437	463
FHLMC, Pool C20300
6.500%, 01/01/29	6	7
FHLMC, Pool E01280
5.000%, 12/01/17	16	17
FHLMC, Pool G04222
5.500%, 04/01/38	106	116
FHLMC, Pool G08003
6.000%, 07/01/34	59	66
FHLMC, Pool G11431
6.000%, 02/01/18	10	11
FHLMC, Pool G11880
5.000%, 12/01/20	48	52
FHLMC, Pool G11911
5.000%, 02/01/21	110	119
FHLMC, Pool G13767
4.000%, 03/01/25	426	448
FHLMC, Pool G18124
6.000%, 06/01/21	33	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K704, Cl A2
2.412%, 08/25/18	400	406
FHLMC REMIC, Ser 2007-R010, Cl VA
5.500%, 04/15/17	88	94
FHLMC REMIC, Ser 2730, Cl PD
5.000%, 05/15/21	43	43
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	132	149
FHLMC REMIC, Ser 3122, Cl VA
6.000%, 01/15/17	82	84
FHLMC REMIC, Ser 3132, Cl MA
5.500%, 12/15/23	16	16
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	100	104
FHLMC REMIC, Ser R009, Cl AJ
5.750%, 12/15/18	20	21
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	72	74
FNMA
1.375%, 11/15/16	180	182
FNMA, Pool 252570
6.500%, 07/01/29	13	15

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Pool 253183
7.500%, 04/01/30	$1	$2
FNMA, Pool 253398
8.000%, 08/01/30	4	5
FNMA, Pool 254510
5.000%, 11/01/17	21	23
FNMA, Pool 254545
5.000%, 12/01/17	43	46
FNMA, Pool 254685
5.000%, 04/01/18	35	38
FNMA, Pool 254949
5.000%, 11/01/33	42	45
FNMA, Pool 255814
5.500%, 08/01/35	104	113
FNMA, Pool 303168
9.500%, 02/01/25	4	5
FNMA, Pool 725424
5.500%, 04/01/34	76	83
FNMA, Pool 735060
6.000%, 11/01/34	44	49
FNMA, Pool 735228
5.500%, 02/01/35	41	45
FNMA, Pool 735230
5.500%, 02/01/35	97	106
FNMA, Pool 745275
5.000%, 02/01/36	463	500
FNMA, Pool 745418
5.500%, 04/01/36	563	615
FNMA, Pool 827223
2.215%, 04/01/35 (B)	102	107
FNMA, Pool 844809
5.000%, 11/01/35	301	325
FNMA, Pool 995865
4.500%, 07/01/24	384	409
FNMA, Pool AD0454
5.000%, 11/01/21	106	114
FNMA, Pool AD8522
4.000%, 08/01/40	146	154
FNMA, Pool AE0949
4.000%, 02/01/41	164	172
FNMA, Pool AH0621
3.500%, 01/01/41	190	196
FNMA, Pool AJ1407
4.000%, 09/01/41	195	205
FNMA REMIC, Ser 136, Cl PK
6.000%, 08/25/22	14	15
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	45	45
FNMA Whole Loan, Ser W6, Cl 1A6
5.500%, 07/25/34	43	45
GNMA, Pool 479168
8.000%, 02/15/30	8	8
GNMA, Pool 780315
9.500%, 12/15/17	7	8
GNMA, Pool G2 4696
4.500%, 05/20/40	356	389

Description	Face Amount (000)	Value (000)

GNMA, Pool G2 4747
5.000%, 07/20/40	$147	$163
GNMA, Pool G2 4923
4.500%, 01/20/41	183	200
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	237
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	120	121

Total U.S. Government Mortgage-Backed Obligations
(Cost $7,014)		7,337

U.S. Government Agency Obligations [6.3%]
FHLMC
4.500%, 08/01/40	137	145
2.500%, 01/07/14	510	531
FNMA
4.625%, 10/15/13	930	1,000
2.875%, 12/11/13	475	498
2.375%, 07/28/15	635	670

Total U.S. Government Agency Obligations
(Cost $2,743)		2,844

Commercial Mortgage-Backed Obligations [2.4%]
Citigroup, Ser 2005-CD1
5.225%, 07/15/44 (B)	200	221
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	149	151
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44 (B)	200	219
JPMorgan Chase, Ser 2006-CB17, Cl ASB
5.415%, 12/12/43	194	206
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.269%, 12/15/44 (B)	250	275

Total Commercial Mortgage-Backed Obligations
(Cost $1,015)		1,072

Mortgage-Backed Securities [1.9%]
American Express Credit Account Master Trust, Ser 2008-5, Cl A
1.078%, 03/15/16 (B)	200	202
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	63	65
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	47	48

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2011 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl A
0.328%, 06/15/15 (B)	$375	$375
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	22	22
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	36	36
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	102	104

Total Mortgage-Backed Securities
(Cost $846)		852

Asset-Backed Securities [1.4%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37 (C)	200	194
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28 (C)	5	4
Discover Card Master Trust, Ser 2010-A1
0.928%, 09/15/15 (B)	200	201
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35 (C)	89	86
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	56	61
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27 (B)	52	53
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32 (B)	44	35

Total Asset-Backed Securities
(Cost $650)		634

Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser B, RB
4.704%, 05/01/16	100	104

Total Municipal Bond
(Cost $100)		104

Description	Face Amount (000)/Shares	Value (000)

Sovereign Debt [0.2%]
United Mexican States, MTN
5.125%, 01/15/20	$100	$114

Total Sovereign Debt
(Cost $99)		114

Short-Term Investment [2.8%]
AIM STIT-Treasury Portfolio 0.020%*	1,275,729	1,276

Total Short-Term Investment
(Cost $1,276)		1,276

Total Investments [99.7%]
(Cost $42,924)†		$44,981

Percentages are based on Net Assets of $45,098 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $42,924 ($ Thousands), and the unrealized appreciation and depreciation were $2,194 ($ Thousands) and $(137) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2011.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2011, the value of these securities amounted to $300 ($ Thousands), representing 0.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(C)	Step Bond — The rate reflected on the Schedule of Investments is the rate in effect on December 31, 2011.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NA — National Association
NCUA — National Credit Union Administration
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2011 (Unaudited)

Full Maturity Fixed Income Fund

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,411	$—	$18,411
U.S. Treasury Obligations	—	12,337	—	12,337
U.S. Government Mortgage-Backed Obligations	—	7,337	—	7,337
U.S. Government Agency Obligations	—	2,844	—	2,844
Commercial Mortgage-Backed Obligations	—	1,072	—	1,072
Mortgage-Backed Securities	—	852	—	852
Asset-Backed Securities	—	634	—	634
Municipal Bond	—	104	—	104
Sovereign Debt	—	114	—	114
Short-Term Investment	1,276	—	—	1,276
Total Investments in Securities	$1,276	$43,705	$—	$44,981

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [90.8%]
Advertising Agencies [0.6%]
MDC Partners
11.000%, 11/01/16 (B)	$600	$642

Aerospace & Defense [2.3%]
Global Aviation Holdings
14.000%, 08/15/13	547	432
Kratos Defense & Security Solutions
10.000%, 06/01/17	1,000	1,025
Level 3 Financing
10.000%, 02/01/18	250	265
Sequa (B)
13.500%, 12/01/15	101	108
11.750%, 12/01/15	775	826

Total Aerospace & Defense		2,656

Airlines [1.0%]
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21	500	510
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	328	320
DAE Aviation Holdings
11.250%, 08/01/15 (B)	150	156
Delta Airlines
12.250%, 03/15/15 (B)	250	261

Total Airlines		1,247

Auto Rent & Lease [0.5%]
Avis Budget Car Rental
8.250%, 01/15/19	300	298
7.750%, 05/15/16	100	101
H&E Equipment Services
8.375%, 07/15/16	100	102

Total Auto Rent & Lease		501

Autoparts [1.2%]
Asbury Automotive Group
7.625%, 03/15/17	100	100
Exide Technologies
8.625%, 02/01/18	750	577
Stanadyne
10.000%, 08/15/14	800	680

Total Autoparts		1,357

Banks [1.0%]
CIT Group
7.000%, 05/01/17	150	150
7.000%, 05/02/17 (B)	1,000	999

Total Banks		1,149

Broadcasting & Cable [3.0%]
Atlantic Broadband Finance
9.375%, 01/15/14	100	100
Bonten Media Acquisition
9.000%, 06/01/15 (A) (B)	190	152

Description	Face Amount (000)	Value (000)

Bresnan Broadband Holdings
8.000%, 12/15/18 (B)	$750	$780
Cablevision Systems
8.000%, 04/15/20	400	429
CCO Holdings
8.125%, 04/30/20	250	274
CSC Holdings
7.625%, 07/15/18	100	110
6.750%, 11/15/21 (B)	300	316
DCP
10.750%, 08/15/15 (B)	500	417
Fisher Communications
8.625%, 09/15/14	103	105
Kabel BW GmbH
7.500%, 03/15/19 (B)	500	525
Local TV Finance
9.250%, 06/15/15 (A) (B)	122	116
Newport Television
13.000%, 03/15/17 (A) (B)	139	125

Total Broadcasting & Cable		3,449

Building & Construction [2.5%]
AM Castle
12.750%, 12/15/16 (B)	220	221
APERAM
7.375%, 04/01/16 (B)	400	342
Building Materials Corp of America
6.750%, 05/01/21 (B)	950	998
Cemex
9.000%, 01/11/18 (B)	750	598
Columbus McKinnon
7.875%, 02/01/19	200	208
Dycom Investments
7.125%, 01/15/21	300	303
Interline Brands
7.000%, 11/15/18	190	196

Total Building & Construction		2,866

Chemicals [0.8%]
Nalco
6.625%, 01/15/19 (B)	250	289
Nexeo Solutions
8.375%, 03/01/18 (B)	250	249
Polymer Group
7.750%, 02/01/19 (B)	380	393

Total Chemicals		931

Coal Mining [0.4%]
Consol Energy
8.250%, 04/01/20	400	442

Commercial Services [2.8%]
ARAMARK
8.500%, 02/01/15	500	512
Bankrate
11.750%, 07/15/15	162	185
DynCorp International
10.375%, 07/01/17	1,000	870

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Iron Mountain
8.750%, 07/15/18	$150	$156
NCO Group
11.875%, 11/15/14	940	888
Tube City IMS
9.750%, 02/01/15	575	581

Total Commercial Services		3,192

Communications Software [0.5%]
Aspect Software
10.625%, 05/15/17	600	623

Computer Graphics [0.3%]
Eagle Parent
8.625%, 05/01/19 (B)	400	382

Computer System Design & Services [2.4%]
Compucom Systems
12.500%, 10/01/15 (B)	1,000	1,020
iGate
9.000%, 05/01/16 (B)	850	877
Stratus Technologies Bermuda
12.000%, 03/29/15	708	641
Stream Global Services
11.250%, 10/01/14	250	254

Total Computer System Design & Services		2,792

Consumer Products & Services [4.3%]
American Achievement
10.875%, 04/15/16 (B)	500	385
American Standard Americas
10.750%, 01/15/16 (B)	250	149
Amscan Holdings
8.750%, 05/01/14	900	900
Armored Autogroup
9.250%, 11/01/18 (B)	900	695
MSX International
12.500%, 04/01/12 (B)	100	84
Prestige Brands
8.250%, 04/01/18	250	256
Scotts Miracle-Gro
6.625%, 12/15/20 (B)	350	355
Spectrum Brands Holdings
9.500%, 06/15/18	450	492
9.500%, 06/15/18 (B)	400	438
Steinway Musical Instruments
7.000%, 03/01/14 (B)	44	44
WMG Acquisition
11.500%, 10/01/18 (B)	400	397
9.500%, 06/15/16	200	217
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	49
Yankee Candle
8.500%, 02/15/15	300	303

Description	Face Amount (000)	Value (000)

YCC Holdings
10.250%, 02/15/16 (A)	$400	$350

Total Consumer Products & Services		5,114

Containers & Packaging [2.3%]
Graphic Packaging International
7.875%, 10/01/18	145	154
Intertape Polymer US
8.500%, 08/01/14	100	96
Pregis
12.375%, 10/15/13	650	621
Pretium Packaging
11.500%, 04/01/16	350	343
Sealed Air
8.125%, 09/15/19 (B)	750	822
Solo Cup
10.500%, 11/01/13	550	558
8.500%, 02/15/14	200	184

Total Containers & Packaging		2,778

Data Processing/Mgmt [1.0%]
Fidelity National Information Services
7.875%, 07/15/20	365	394
First Data
10.550%, 09/24/15	633	604
8.875%, 08/15/20 (B)	150	150

Total Data Processing/Mgmt		1,148

Distribution/Wholesale [1.3%]
Baker & Taylor
11.500%, 07/01/13 (B)	500	390
Intcomex
13.250%, 12/15/14	750	702
VWR Funding
10.250%, 07/15/15 (A)	423	436

Total Distribution/Wholesale		1,528

Diversified Operations [0.7%]
Amsted Industries
8.125%, 03/15/18 (B)	450	477
Griffon
7.125%, 04/01/18	325	322

Total Diversified Operations		799

Drugs [0.6%]
Endo Pharmaceuticals Holdings
7.000%, 07/15/19	400	426
Grifols
8.250%, 02/01/18	300	315

Total Drugs		741

E-Commerce/Products [0.5%]
GXS Worldwide
9.750%, 06/15/15	650	601

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Electric Utilities [1.3%]
AES
8.000%, 10/15/17	$100	$110
8.000%, 06/01/20	50	55
7.375%, 07/01/21 (B)	850	916
CMS Energy
8.750%, 06/15/19	50	59
6.875%, 12/15/15	150	165
PNM Resources
9.250%, 05/15/15	61	68
RRI Energy
7.625%, 06/15/14	200	200

Total Electric Utilities		1,573

Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	500	512

Enterprise Software/Serv [0.3%]
JDA Software Group
8.000%, 12/15/14	375	407

Entertainment & Gaming [7.7%]
Buffalo Thunder Development Authority
9.375%, 12/15/14 (B) (C)	75	24
Caesars Entertainment Operating
12.750%, 04/15/18	100	80
11.250%, 06/01/17	600	637
10.000%, 12/15/18	650	445
CCM Merger
8.000%, 08/01/13 (B)	175	169
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	175	115
Chukchansi Economic Development Authority (B)
8.000%, 11/15/13	250	161
4.159%, 05/15/12 (D)	250	157
Circus & Eldorado Joint Venture/Silver Legacy Capital
10.125%, 03/01/12	150	102
Diamond Resorts
12.000%, 08/15/18	750	739
Inn of the Mountain Gods Resort & Casino (B)
8.750%, 11/30/20	41	40
1.250%, 11/30/20 (A)	102	54
Jacobs Entertainment
9.750%, 06/15/14	75	69
Lions Gate Entertainment
10.250%, 11/01/16 (B)	800	804
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (B) (C)	170	8
MGM Resorts International
11.375%, 03/01/18	400	440

Description	Face Amount (000)	Value (000)

Mohegan Tribal Gaming Authority
7.125%, 08/15/14	$100	$47
NAI Entertainment Holdings
8.250%, 12/15/17 (B)	500	529
Penn National Gaming
8.750%, 08/15/19	250	272
Regal Entertainment Group
9.125%, 08/15/18	225	241
San Pasqual Casino
8.000%, 09/15/13 (B)	100	99
Scientific Games
8.125%, 09/15/18	325	333
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	360	374
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (B)	100	57
Snoqualmie Entertainment Authority (B)
9.125%, 02/01/15	300	290
4.179%, 02/01/14 (D)	450	399
Speedway Motorsports
6.750%, 02/01/19	250	252
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/16 (B)	700	717
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15 (B)	125	120
Vail Resorts
6.500%, 05/01/19	500	510
Waterford Gaming
8.625%, 09/15/14 (B) (E)	59	12
Wynn Las Vegas
7.875%, 05/01/20	175	193
7.750%, 08/15/20	400	444

Total Entertainment & Gaming		8,933

Financial Services [1.5%]
CNH Capital
6.250%, 11/01/16 (B)	250	257
Icahn Enterprises
7.750%, 01/15/16	1,150	1,193
Rural
10.125%, 07/15/19 (B)	300	283

Total Financial Services		1,733

Food, Beverage & Tobacco [2.8%]
B&G Foods
7.625%, 01/15/18	200	213
Beverages & More
9.625%, 10/01/14 (B)	750	761
Bumble Bee Acquisition
9.000%, 12/15/17 (B)	665	675
Bumble Bee Holdco SCA
9.625%, 03/15/18 (A) (B)	250	222

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Darling International
8.500%, 12/15/18	$350	$388
Le-Nature's
9.000%, 06/15/13 (B) (C) (E)	150	6
US Foodservice
8.500%, 06/30/19 (B)	750	726
Vector Group
11.000%, 08/15/15	250	259

Total Food, Beverage & Tobacco		3,250

Human Resources [0.6%]
Emergency Medical Services
8.125%, 06/01/19	650	648

Insurance [2.1%]
CNO Financial Group
9.000%, 01/15/18 (B)	500	527
Ironshore Holdings US
8.500%, 05/15/20 (B)	950	1,042
National Life Insurance
10.500%, 09/15/39 (B)	150	184
USI Holdings (B)
9.750%, 05/15/15	638	611
4.332%, 11/15/14 (D)	125	114

Total Insurance		2,478

Internet Connectiv Svcs [0.1%]
Zayo Group
10.250%, 03/15/17	150	160

Investment Banker/Broker Dealer [2.0%]
E*Trade Financial
7.875%, 12/01/15	800	804
Jefferies Group
8.500%, 07/15/19	240	244
Nuveen Investments
10.500%, 11/15/15	1,250	1,241

Total Investment Banker/Broker Dealer		2,289

Investment Companies [0.3%]
American Capital
7.960%, 12/31/13 (B)	138	137
Offshore Group Investments
11.500%, 08/01/15	200	216

Total Investment Companies		353

Machinery [1.9%]
Case New Holland
7.875%, 12/01/17	150	169
CPM Holdings
10.625%, 09/01/14	500	533
Tempel Steel
12.000%, 08/15/16 (B)	500	475
Thermadyne Holdings
9.000%, 12/15/17	995	1,030

Total Machinery		2,207

Description	Face Amount (000)	Value (000)

Medical Products & Services [3.6%]
Apria Healthcare Group
12.375%, 11/01/14	$400	$367
11.250%, 11/01/14	100	103
Biomet
11.625%, 10/15/17	750	814
BioScrip
10.250%, 10/01/15	600	592
DJO Finance
9.750%, 10/15/17	210	163
Health Management Associates
7.375%, 01/15/20 (B)	400	416
Omnicare
7.750%, 06/01/20	350	376
OnCure Holdings
11.750%, 05/15/17	500	395
STHI Holding
8.000%, 03/15/18 (B)	200	206
Symbion
0.836%, 02/15/12 (A)	418	415
Tenet Healthcare
6.250%, 11/01/18 (B)	350	356

Total Medical Products & Services		4,203

Metal-Copper [0.8%]
Quadra FNX Mining
7.750%, 06/15/19 (B)	800	905

Metals & Mining [2.3%]
Aleris International
7.625%, 02/15/18	1,000	975
Midwest Vanadium Pty
11.500%, 02/15/18 (B)	500	365
Mirabela Nickel
8.750%, 04/15/18 (B)	330	296
Noranda Aluminum Acquisition
4.659%, 05/15/15 (A) (D)	673	623
Novelis
8.375%, 12/15/17	500	531

Total Metals & Mining		2,790

Miscellaneous Business Services [0.4%]
Affinion Group
11.500%, 10/15/15	100	87
Carriage Services
7.875%, 01/15/15	200	201
Lamar Media
6.625%, 08/15/15	100	102
MCBC Holdings
6.817%, 10/15/14 (B) (E)	50	25

Total Miscellaneous Business Services		415

Miscellaneous Manufacturing [2.2%]
AGY Holding
11.000%, 11/15/14	100	50
Atkore International
9.875%, 01/01/18	435	417

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

CEVA Group (B)
11.625%, 10/01/16	$250	$248
11.500%, 04/01/18	100	90
8.375%, 12/01/17	300	281
Coleman Cable
9.000%, 02/15/18	1,150	1,140
Thermon Industries
9.500%, 05/01/17	284	306

Total Miscellaneous Manufacturing		2,532

Multi-line Insurance [0.2%]
Kemper
6.000%, 05/15/17	195	207

Office Automation and Equip [0.4%]
CDW
8.000%, 12/15/18	400	417

Oil-Field Services [2.0%]
Exterran Holdings
7.250%, 12/01/18	1,000	950
SESI
7.125%, 12/15/21 (B)	1,000	1,050
6.375%, 05/01/19	300	305

Total Oil-Field Services		2,305

Paper & Related Products [0.2%]
Verso Paper Holdings
8.750%, 02/01/19	300	183

Petroleum & Fuel Products [6.7%]
Bill Barrett
9.875%, 07/15/16	250	275
7.625%, 10/01/19	1,025	1,071
Chesapeake Oilfield Operating
6.625%, 11/15/19 (B)	800	832
Continental Resources
7.375%, 10/01/20	500	545
Copano Energy
7.750%, 06/01/18	100	104
Crestwood Midstream Partners
7.750%, 04/01/19 (B)	400	389
Denbury Resources
8.250%, 02/15/20	500	559
Eagle Rock Energy Partners
8.375%, 06/01/19 (B)	850	850
Energy Transfer Equity
7.500%, 10/15/20	400	437
Helix Energy Solutions Group
9.500%, 01/15/16 (B)	100	104
Milagro Oil & Gas
10.500%, 05/15/16	400	280
Newfield Exploration
6.625%, 09/01/14	150	151
Penn Virginia
7.250%, 04/15/19	900	837
Plains Exploration & Production
7.625%, 06/01/18	100	106
Precision Drilling
6.500%, 12/15/21 (B)	400	408

Description	Face Amount (000)	Value (000)

Quicksilver Resources
7.125%, 04/01/16	$400	$398
SandRidge Energy
8.000%, 06/01/18 (B)	150	152
7.500%, 03/15/21	250	248
Southern Star Central
6.750%, 03/01/16	100	102

Total Petroleum & Fuel Products		7,848

Printing & Publishing [0.9%]
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (B)	400	244
inVentiv Health
10.000%, 08/15/18 (B)	900	824

Total Printing & Publishing		1,068

Real Estate [0.5%]
Kennedy-Wilson
8.750%, 04/01/19 (B)	600	585

Research and Development [1.8%]
Alion Science and Technology
12.000%, 11/01/14 (A)	596	492
10.250%, 02/01/15	330	171
Catalent Pharma Solutions
9.500%, 04/15/15 (A)	695	714
Jaguar Holding II
9.500%, 12/01/19 (B)	675	709

Total Research and Development		2,086

Retail [6.7%]
Academy
9.250%, 08/01/19 (B)	750	741
ACE Hardware
9.125%, 06/01/16 (B)	100	106
BI-LO
9.250%, 02/15/19 (B)	450	463
Burlington Coat Factory Warehouse
10.000%, 02/15/19	1,000	977
CKE Restaurants
11.375%, 07/15/18	773	843
Claire's Stores
9.625%, 06/01/15 (A)	135	107
Easton-Bell Sports
9.750%, 12/01/16	500	545
Liz Claiborne
10.500%, 04/15/19 (B)	400	428
Mobile Mini
7.875%, 12/01/20	755	759
Pantry
7.750%, 02/15/14	315	313
Penske Automotive Group
7.750%, 12/15/16	100	102
Rare Restaurant Group
9.250%, 05/15/14 (B)	100	80
Rite Aid
9.500%, 06/15/17	1,000	912

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Roadhouse Financing
10.750%, 10/15/17	$750	$729
Sally Holdings
6.875%, 11/15/19 (B)	350	366
Sbarro
10.375%, 02/01/15 (C) (E)	50	—
Sonic Automotive
9.000%, 03/15/18	70	74
Susser Holdings
8.500%, 05/15/16	250	270

Total Retail		7,815

Rubber & Plastic [0.1%]
Cooper Tire & Rubber
8.000%, 12/15/19	100	102

Schools-Day Care [0.3%]
Knowledge Learning
7.750%, 02/01/15 (B)	400	373

Semi-Conductors [0.7%]
Freescale Semiconductor
9.250%, 04/15/18 (B)	500	534
Stoneridge
9.500%, 10/15/17 (B)	200	205

Total Semi-Conductors		739

Shipbuilding [0.4%]
Huntington Ingalls Industries (B)
7.125%, 03/15/21	250	245
6.875%, 03/15/18	250	245

Total Shipbuilding		490

Steel & Steel Works [0.7%]
Ryerson
12.000%, 11/01/15	75	76
Standard Steel
12.000%, 05/01/15 (B)	600	696

Total Steel & Steel Works		772

Telephones & Telecommunications [3.1%]
Avaya
9.750%, 11/01/15	250	225
7.000%, 04/01/19 (B)	750	728
CommScope
8.250%, 01/15/19 (B)	500	500
Level 3 Financing
4.202%, 02/15/12 (D)	1,000	890
Syniverse Holdings
9.125%, 01/15/19	750	791
UPCB Finance V
7.250%, 11/15/21 (B)	500	506

Total Telephones & Telecommunications		3,640

Textile-Home Furnishings [0.6%]
Empire Today
11.375%, 02/01/17 (B)	750	699

Description	Face Amount (000)	Value (000)

Transactional Software [0.3%]
Open Solutions
9.750%, 02/01/15 (B)	$600	$385

Transportation Services [4.3%]
ACL I
0.299%, 02/15/16 (A) (B)	634	514
Commercial Barge Line
12.500%, 07/15/17	250	269
Florida East Coast Railway
8.125%, 02/01/17	750	741
Marquette Transportation
10.875%, 01/15/17	1,000	1,007
Pegasus Solutions
10.500%, 04/15/15 (B)	100	50
Quality Distribution
9.875%, 11/01/18	800	824
Sabre Holdings
8.350%, 03/15/16	495	379
Stena
7.000%, 12/01/16	150	139
Travelport
11.875%, 09/01/16	90	26
9.875%, 09/01/14	300	178
United Maritime Group
11.750%, 06/15/15	800	814

Total Transportation Services		4,941

Waste Disposal [0.4%]
WCA Waste
7.500%, 06/15/19 (B)	500	505

Web Hosting/Design [0.2%]
Equinix
7.000%, 07/15/21	250	264

Total Corporate Bonds
(Cost $106,788)		105,750

Municipal Bond [0.6%]
California [0.6%]
River Rock Entertainment Authority, Ser Senior B, RB
Callable 11/01/15 @ 104
8.000%, 11/01/18	769	664

Total Municipal Bond
(Cost $655)		664

	Number of Warrants
Warrants [0.1%]
Alion Science and Technology,
Expires 03/15/17* (E)	380	—
CUI Acquisition* (E) (F) (G)	2,756	159

Total Warrants
(Cost $250)		159

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2011 (Unaudited)

High Yield Bond Fund

Description	Shares/ Face Amount (000)	Value (000)

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Olympus CVV* (E) (F)	8,500	$7

Total Special Stock
(Cost $10)		7

Convertible Bond [0.0%]
Food, Beverage & Tobacco [0.0%]
Vector Group
3.875%, 06/15/26 (D)	$54	61

Total Convertible Bond
(Cost $56)		61

Short-Term Investments [6.4%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I 0.103%**	3,696,482	3,696
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**	3,696,482	3,696

Total Short-Term Investments
(Cost $7,392)		7,392

Total Investments [97.9%]
(Cost $115,151)†		$114,033

Percentages are based on Net Assets of $116,459 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $115,151 ($ Thousands), and the unrealized appreciation and depreciation were $3,255 ($ Thousands) and $(4,373) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2011.
(A)	Payment in Kind.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2011, the value of these securities amounted to $43,947 ($ Thousands), representing 37.7% of the net assets of the Fund.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2011.
(E)	Security is considered illiquid.
(F)	Security is fair valued.
(G)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class
CVV — Contingent Value Vehicle
RB — Revenue Bond
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$105,719	$31	$105,750
Municipal Bond	—	664	—	664
Warrants	—	—	159	159
Special Stock	—	—	7	7
Convertible Bond	—	61	—	61
Short-Term Investments	7,392	—	—	7,392
Total Investments in Securities	$7,392	$106,444	$197	$114,033

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Corporate Bonds ($ Thousands)	Investments in Warrants ($ Thousands)	Investments in Special Stock ($ Thousands)
Beginning balance as of October 1, 2011	$47	$171	$7
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(16)	(12)	—
Net purchases/sales	—	—	—
Net transfer in and/or out of Level 3	—	—	—
Ending balance as of December 31, 2011	$31	$159	$7
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(16)	$(12)	$—

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended December 31, 2011, there were no transfers from Level 2 to Level 3.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
December 31, 2011 (Unaudited)

Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [40.0%]
iPath S&P 500 VIX	13,749	$834
iShares Russell 3000 Index Fund	15,261	1,132
iShares S&P MidCap 400 Index Fund	17,476	1,531
Powershares DB Agricultural Fund	29,361	848
Powershares DB Gold Fund	15,036	819
SPDR Barclays Capital High Yield Bond Fund	34,998	1,346
SPDR S&P 500 Fund	32,854	4,123
SPDR S&P Dividend	20,667	1,113
Vanguard Dividend Appreciation	25,161	1,375
Vanguard Emerging Markets	24,629	941
Vanguard REIT	10,672	619
Vanguard Short-Term Bond Index Fund	218,011	2,313
Vanguard Small Cap Value	15,799	1,101

Total Exchange Traded Funds
(Cost $18,123)		18,095

Affiliated Registered Investment Companies [13.6%]
CNI Corporate Bond Fund, Servicing Class	180,568	1,907
CNI Government Bond Fund, Servicing Class	146,340	1,567
CNI High Yield Bond Fund, Servicing Class	325,001	2,681

Total Affiliated Registered Investment Companies
(Cost $6,103)		6,155

Unaffiliated Registered Investment Companies [23.7%]
Cohen & Steers International Realty Fund, Inc.	157,558	1,421
Fidelity Floating Rate High Income Fund	209,708	2,022
Harbor High Yield Bond Fund	75,275	797
Oppenheimer International Bond Fund, Class A	226,267	1,405
PIMCO Emerging Markets Bond Fund	137,864	1,385
PIMCO Emerging Markets Bond Fund, Institutional Class	69,504	782
Principal Preferred Securities Fund	310,440	2,912

Total Unaffiliated Registered Investment Companies
(Cost $11,117)		10,724

Description	Face Amount (000)/Shares	Value (000)

Corporate Bonds [9.0%]
Financial Services [9.0%]
Citigroup
5.500%, 08/27/12	$1,000	$1,016
HSBC Finance
7.000%, 05/15/12	1,000	1,019
Merrill Lynch, MTN
6.050%, 08/15/12	1,000	1,014
Morgan Stanley
6.600%, 04/01/12	1,000	1,009

Total Financial Services		4,058

Total Corporate Bonds
(Cost $4,067)		4,058

Municipal Bond [2.2%]
California [2.2%]
California State, Ser A-2, RAN
2.000%, 06/26/12	1,000	1,008

Total Municipal Bond
(Cost $1,008)		1,008

Certificate of Deposit [2.2%]
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.340%, 01/06/12	1,000	1,000

Total Certificate of Deposit
(Cost $1,000)		1,000

Short-Term Investment [9.2%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.190%*	4,164,063	4,164

Total Short-Term Investment
(Cost $4,164)		4,164

Total Investments [99.9%]
(Cost $45,582)†		$45,204

Percentages are based on Net Assets of $45,259 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $45,582 ($ Thousands), and the unrealized appreciation and depreciation were $832 ($ Thousands) and $(1,210) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2011.

Cl — Class
MTN — Medium Term Note
RAN — Revenue Anticipation Note
REIT — Real Estate Investment Trust
Ser — Series
SPDR — Standard & Poor's Depository Receipts

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Multi-Asset Fund
The following is a summary of the inputs used as of  December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,095	$—	$—	$18,095
Affiliated Registered Investment Companies	6,155	—	—	6,155
Unaffiliated Registered Investment Companies	10,724	—	—	10,724
Corporate Bonds	—	4,058	—	4,058
Municipal Bond	—	1,008	—	1,008
Certificate of Deposit	—	1,000	—	1,000
Short-Term Investment	4,164	—	—	4,164
Total Investments in Securities	$39,138	$6,066	$—	$45,204

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [97.4%]
Aerospace & Defense [1.9%]
Boeing	5,520	$405
Precision Castparts	1,510	249
Raytheon	4,815	233

Total Aerospace & Defense		887

Apparel/Textiles [1.5%]
Coach	4,800	293
Lululemon Athletica *	3,490	163
Ralph Lauren, Cl A	1,730	239

Total Apparel/Textiles		695

Automotive [3.0%]
Ford Motor	53,200	573
Honda Motor ADR	9,500	290
Paccar	14,100	528

Total Automotive		1,391

Banks [4.1%]
CIT Group *	21,000	732
M&T Bank	6,100	466
MSCI, Cl A *	7,640	252
US Bancorp	17,000	460

Total Banks		1,910

Beauty Products [0.3%]
Estee Lauder, Cl A	1,140	128

Biotechnology [0.6%]
Alexion Pharmaceuticals *	2,960	212
Onyx Pharmaceuticals *	2,060	90

Total Biotechnology		302

Broadcasting & Cable [4.7%]
Acme Packet *	4,840	149
Aruba Networks *	6,900	128
Cisco Systems	40,000	723
F5 Networks *	1,390	147
Finisar *	8,820	148
Qualcomm	15,880	869

Total Broadcasting & Cable		2,164

Building & Construction [1.4%]
Owens Corning *	21,900	629

Business Services [2.1%]
eBay *	17,510	531
Mastercard, Cl A	680	254
VeriFone Systems *	6,000	213

Total Business Services		998

Chemicals [1.2%]
Mosaic	4,460	225

Description	Shares	Value (000)

Potash Corp of Saskatchewan	8,400	$347

Total Chemicals		572

Commercial Banks [2.1%]
BB&T	37,900	954

Communication & Media [2.4%]
CBS, Cl B	9,970	271
Comcast, Cl A	10,640	252
Time Warner	16,666	602

Total Communication & Media		1,125

Computer Software [1.5%]
Microsoft	26,171	679

Computer System Design & Services [3.9%]
Apple *	3,189	1,292
Dell *	15,529	227
SanDisk *	6,220	306

Total Computer System Design & Services		1,825

Consumer Products & Services [0.6%]
Mattel	10,000	277

Containers & Packaging [1.3%]
Crown Holdings *	17,900	601

Diversified Metals & Mining [0.9%]
Allegheny Technologies	4,880	233
Goldcorp	4,260	189

Total Diversified Metals & Mining		422

Drugs [3.6%]
Allergan	3,230	283
Bristol-Myers Squibb	11,800	416
Mylan *	22,900	491
Shire ADR	3,550	369
Watson Pharmaceuticals *	2,050	124

Total Drugs		1,683

Electrical Services [1.5%]
AMETEK	5,750	242
Northeast Utilities	12,500	451

Total Electrical Services		693

Electronic Equipment & Instruments [0.9%]
Avnet *	13,400	417

Entertainment [3.0%]
Chipotle Mexican Grill, Cl A *	660	223
Las Vegas Sands *	6,290	269
Starbucks	5,160	237
Starwood Hotels & Resorts Worldwide	4,120	198

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Wendy's	85,000	$455

Total Entertainment		1,382

Financial Services [1.8%]
American Express	9,200	434
Capital One Financial	9,700	410

Total Financial Services		844

Food, Beverage & Tobacco [4.1%]
Beam	2,700	138
Coca-Cola	10,850	759
Hansen Natural *	970	90
PepsiCo	13,809	916

Total Food, Beverage & Tobacco		1,903

Health Care Technology [0.5%]
Cerner *	3,590	220

Healthcare Products & Services [1.7%]
Express Scripts, Cl A *	4,540	203
McKesson	7,362	573

Total Healthcare Products & Services		776

Household Furniture & Fixtures [0.2%]
Tempur-Pedic International *	2,260	119

Insurance [7.4%]
Berkshire Hathaway, Cl B *	11,422	871
Chubb	8,800	609
HCC Insurance Holdings	32,600	897
Loews	15,000	565
Unum Group	22,800	480

Total Insurance		3,422

Investment Banker/Broker Dealer [0.6%]
Affiliated Managers Group *	2,820	271

Machinery [2.3%]
AGCO *	10,000	430
Caterpillar	3,770	341
Cummins	3,025	266

Total Machinery		1,037

Manufacturing [2.2%]
Tyco International	21,550	1,007

Medical Products & Services [7.0%]
CareFusion *	34,342	873
Covidien	11,350	511
Intuitive Surgical *	200	93
Laboratory Corp of America Holdings *	8,800	756
Patterson	20,000	590
Quest Diagnostics	6,800	395

Total Medical Products & Services		3,218

Description	Shares	Value (000)

Office Furniture & Fixtures [2.1%]
Fortinet *	4,240	$93
QLIK Technologies *	4,010	97
Salesforce.com *	1,620	164
Synopsys *	16,300	443
VMware, Cl A *	2,140	178

Total Office Furniture & Fixtures		975

Paper & Related Products [1.0%]
Packaging Corp of America	17,200	434

Petroleum & Fuel Products [10.7%]
Anadarko Petroleum	6,070	463
Cabot Oil & Gas	4,730	359
Cameron International *	4,800	236
Concho Resources *	3,630	340
ConocoPhillips	7,000	510
EQT	3,830	210
Newfield Exploration *	10,700	404
Noble	24,300	734
Schlumberger	5,300	362
Southwestern Energy *	12,700	406
Spectra Energy	29,900	920

Total Petroleum & Fuel Products		4,944

Real Estate Management & Development [2.6%]
Brookfield Asset Management, Cl A	37,900	1,041
CBRE Group, Cl A *	9,650	147

Total Real Estate Management & Development		1,188

Retail [2.4%]
Bed Bath & Beyond *	4,410	256
JC Penney	12,500	439
Walgreen	8,200	271
Whole Foods Market	2,230	155

Total Retail		1,121

Semi-Conductors [3.4%]
Altera	10,360	384
Applied Materials	20,300	218
ARM Holdings ADR	9,780	271
ASML Holding, Cl G	6,900	288
Broadcom, Cl A	10,930	321
NXP Semiconductor *	6,700	103

Total Semi-Conductors		1,585

Telephones & Telecommunications [2.0%]
AT&T	15,300	463
Vodafone Group ADR	16,100	451

Total Telephones & Telecommunications		914

Transportation Services [0.8%]
Union Pacific	3,660	388

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Web Portals/ISP [1.8%]
Amazon.com *	1,920	$332
Google, Cl A *	760	491

Total Web Portals/ISP		823

Wholesale [0.3%]
Mead Johnson Nutrition, Cl A	1,920	132

Total Common Stock
(Cost $43,731)		45,055

Short-Term Investment [1.2%]
AIM STIT-Treasury Portfolio, 0.020%**	528,871	529

Total Short-Term Investment
(Cost $529)		529

Total Investments [98.6%]
(Cost $44,260)†		$45,584

Percentages are based on Net Assets of $46,241 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $44,260 ($ Thousands), and the unrealized appreciation and depreciation were $3,316 ($ Thousands) and $(1,992) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2011, all of the Fund’s investments are Level 1.

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2011 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Common Stock [99.0%]
Aerospace & Defense [1.5%]
General Dynamics	9,000	$598
L-3 Communications Holdings, Cl 3	15,600	1,040

Total Aerospace & Defense		1,638

Beverages [1.2%]
Molson Coors Brewing, Cl B	15,400	670
PepsiCo	10,200	677

Total Beverages		1,347

Biotechnology [1.2%]
Gilead Sciences *	31,600	1,293

Capital Markets [3.3%]
Bank of New York Mellon	52,900	1,053
Goldman Sachs Group	14,100	1,275
State Street	34,800	1,403

Total Capital Markets		3,731

Commercial Banks [4.3%]
US Bancorp	74,500	2,015
Wells Fargo	98,960	2,728

Total Commercial Banks		4,743

Commercial Services & Supplies [2.1%]
Iron Mountain	42,500	1,309
Waste Management	30,500	998

Total Commercial Services & Supplies		2,307

Communications Equipment [2.9%]
Cisco Systems	146,000	2,640
Research In Motion *	39,300	570

Total Communications Equipment		3,210

Computers & Peripherals [0.5%]
Western Digital *	17,300	535

Consumer Finance [1.7%]
American Express	40,200	1,896

Containers & Packaging [0.8%]
Sealed Air	52,100	897

Diversified Financial Services [4.4%]
Citigroup	79,300	2,086
JPMorgan Chase	83,200	2,767

Total Diversified Financial Services		4,853

Diversified Telecommunication Services [3.3%]
AT&T	79,917	2,417

Description	Shares	Value (000)

Verizon Communications	30,500	$1,223

Total Diversified Telecommunication Services		3,640

Electric Utilities [2.3%]
American Electric Power	13,100	541
Edison International	35,500	1,470
NextEra Energy	10,200	621

Total Electric Utilities		2,632

Electronic Equipment [1.0%]
Corning	88,000	1,142

Food & Staples Retailing [4.9%]
CVS	38,900	1,586
SUPERVALU	124,500	1,011
Wal-Mart Stores	48,200	2,881

Total Food & Staples Retailing		5,478

Food Products [1.9%]
Archer-Daniels-Midland	36,900	1,055
Dean Foods *	90,000	1,008

Total Food Products		2,063

Health Care Equipment & Supplies [1.0%]
Baxter International	12,500	618
Becton Dickinson	6,900	516

Total Health Care Equipment & Supplies		1,134

Health Care Providers & Services [2.0%]
Aetna	34,200	1,443
Cigna	18,500	777

Total Health Care Providers & Services		2,220

Household Products [2.1%]
Procter & Gamble	34,700	2,315

Industrial Conglomerates [3.1%]
General Electric	160,700	2,878
Tyco International	13,600	636

Total Industrial Conglomerates		3,514

Insurance [7.7%]
Aflac	45,200	1,955
Berkshire Hathaway, Cl B *	35,400	2,701
Marsh & McLennan	63,100	1,995
Travelers	31,700	1,876

Total Insurance		8,527

IT Services [1.0%]
Western Union	60,000	1,096

Leisure Equipment & Products [1.6%]
Mattel	63,800	1,771

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Machinery [1.0%]
AGCO *	25,700	$1,104

Media [2.3%]
Comcast, Cl A	108,400	2,570

Metals & Mining [2.1%]
Barrick Gold	25,100	1,136
Newmont Mining	19,800	1,188

Total Metals & Mining		2,324

Multiline Retail [2.0%]
Target	44,400	2,274

Multi-Utilities [4.3%]
Consolidated Edison	7,000	434
National Grid ADR	27,200	1,319
PG&E	42,000	1,731
Public Service Enterprise Group	22,100	729
Sempra Energy	10,000	550

Total Multi-Utilities		4,763

Oil, Gas & Consumable Fuels [14.2%]
Apache	14,000	1,268
BP ADR	40,900	1,748
Chesapeake Energy	38,300	854
Chevron	27,640	2,941
ConocoPhillips	42,380	3,088
Devon Energy	20,100	1,246
Exxon Mobil	37,000	3,136
Hess	26,000	1,477

Total Oil, Gas & Consumable Fuels		15,758

Pharmaceuticals [5.4%]
Abbott Laboratories	21,700	1,220
Merck	23,100	871
Pfizer	104,000	2,251
Teva Pharmaceutical Industries ADR	23,300	940
Warner Chilcott, Cl A *	46,400	702

Total Pharmaceuticals		5,984

Real Estate Management & Development [1.7%]
Brookfield Asset Management, Cl A	68,200	1,874

Road & Rail [3.3%]
CSX	60,000	1,263
Union Pacific	23,000	2,437

Total Road & Rail		3,700

Semiconductors & Semiconductor Equipment [1.5%]
Intel	72,200	1,751

Description	Shares	Value (000)

Software [2.7%]
Microsoft	114,600	$2,975

Specialty Retail [1.7%]
Best Buy	56,200	1,314
Lowe's	22,500	571

Total Specialty Retail		1,885

Wireless Telecommunication Services [1.0%]
Sprint Nextel *	469,000	1,098

Total Common Stock
(Cost $110,063)		110,042

Short-Term Investments [0.9%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.103%**	699,552	699
Goldman Sachs Financial Square Funds - Government Fund, 0.010%**	291,663	292

Total Short-Term Investments
(Cost $991)		991

Total Investments [99.9%]
(Cost $111,054)†		$111,033

Percentages are based on Net Assets of $111,139 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $111,054 ($ Thousands), and the unrealized appreciation and depreciation were $10,920 ($ Thousands) and $(10,941) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2011, all of the Fund’s investments are Level 1.

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Common Stock [98.6%]
Aerospace & Defense [1.7%]
Boeing	10,300	$756

Air Freight & Logistics [1.6%]
FedEx	8,400	701

Beverages [3.9%]
Dr Pepper Snapple Group	22,900	904
Fomento Economico Mexicano ADR (A)	12,300	857

Total Beverages		1,761

Biotechnology [7.3%]
Celgene *	22,200	1,501
Gilead Sciences *	25,300	1,035
United Therapeutics *	15,300	723

Total Biotechnology		3,259

Chemicals [1.0%]
Mosaic	8,800	444

Communications Equipment [2.9%]
Qualcomm	24,000	1,313

Computers & Peripherals [10.0%]
Apple *	8,800	3,564
EMC *	42,100	907

Total Computers & Peripherals		4,471

Diversified Financial Services [1.2%]
JPMorgan Chase	16,400	546

Diversified Telecommunication Services [1.4%]
Verizon Communications	15,600	626

Energy Equipment & Services [4.8%]
Baker Hughes	16,300	793
National Oilwell Varco	8,300	564
Schlumberger	11,600	792

Total Energy Equipment & Services		2,149

Food & Staples Retailing [6.2%]
CVS	28,000	1,142
Tesco ADR (A)	42,700	804
Wal-Mart Stores	13,500	807

Total Food & Staples Retailing		2,753

Food Products [1.6%]
Bunge	12,500	715

Health Care Equipment & Supplies [1.9%]
Baxter International	17,000	841

Description	Shares	Value (000)

Hotels, Restaurants & Leisure [1.8%]
Starbucks	17,500	$805

Independent Power Producers & Energy Traders [0.7%]
AES *	27,700	328

Industrial Conglomerates [1.7%]
Danaher	16,700	786

Insurance [1.8%]
Prudential Financial	15,700	787

Internet & Catalog Retail [1.8%]
priceline.com *	1,700	795

Internet Software & Services [3.8%]
Google, Cl A *	2,600	1,679

IT Services [6.1%]
IBM	10,200	1,876
Mastercard, Cl A	2,300	857

Total IT Services		2,733

Machinery [3.8%]
Caterpillar	7,400	670
Cummins	11,800	1,039

Total Machinery		1,709

Media [5.4%]
Comcast, Cl A	31,100	738
DIRECTV, Cl A *	22,200	949
Omnicom Group	16,800	749

Total Media		2,436

Metals & Mining [2.9%]
Allegheny Technologies	13,700	655
Worthington Industries	38,200	625

Total Metals & Mining		1,280

Multiline Retail [2.2%]
Target	18,900	968

Oil, Gas & Consumable Fuels [7.2%]
Chevron	8,400	894
Exxon Mobil	21,200	1,797
Peabody Energy	16,100	533

Total Oil, Gas & Consumable Fuels		3,224

Personal Products [1.2%]
Avon Products	31,000	542

Pharmaceuticals [3.9%]
Mylan *	49,900	1,071
Shire ADR (A)	6,600	686

Total Pharmaceuticals		1,757

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Real Estate Investment Trusts [1.6%]
Public Storage	5,200	$699

Road & Rail [1.8%]
Norfolk Southern	10,900	794

Software [4.4%]
Microsoft	39,200	1,018
Oracle	36,800	944

Total Software		1,962

Wireless Telecommunication Services [1.0%]
MetroPCS Communications *	51,200	444

Total Common Stock
(Cost $41,347)		44,063

Short-Term Investments [1.5%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.103%**	655,909	656
Goldman Sachs Financial Square Funds - Government Fund, 0.010%**	26,274	26

Total Short-Term Investments
(Cost $682)		682

Total Investments [100.1%]
(Cost $42,029)†		$44,745

Percentages are based on Net Assets of $44,690 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $42,029 ($ Thousands), and the unrealized appreciation and depreciation were $5,875 ($ Thousands) and $(3,159) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2011, all of the Fund’s investments are Level 1.

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [95.6%]
Automotive [4.3%]
Ford Motor	135,200	$1,455
Honda Motor ADR	21,800	666
Paccar	29,000	1,087

Total Automotive		3,208

Banks [7.4%]
CIT Group *	42,800	1,492
Cullen	18,500	979
M&T Bank	19,000	1,451
US Bancorp	61,400	1,661

Total Banks		5,583

Broadcasting & Cable [1.9%]
Cisco Systems	79,000	1,428

Building & Construction [1.8%]
Owens Corning *	47,800	1,373

Business Services [2.9%]
Automatic Data Processing	40,000	2,161

Chemicals [2.3%]
EI du Pont de Nemours	38,000	1,740

Communication & Media [3.0%]
Thomson Reuters	27,200	725
Time Warner	42,000	1,518

Total Communication & Media		2,243

Computer Software [1.4%]
Microsoft	40,500	1,052

Distributors [2.4%]
Genuine Parts	29,000	1,775

Drugs [6.0%]
Abbott Laboratories	38,000	2,137
Bristol-Myers Squibb	66,700	2,350

Total Drugs		4,487

Electrical Equipment [1.8%]
Emerson Electric	29,000	1,351

Electrical Services [1.5%]
Northeast Utilities	31,000	1,118

Financial Services [3.4%]
American Express	30,000	1,415
NYSE Euronext	42,500	1,109

Total Financial Services		2,524

Food, Beverage & Tobacco [3.0%]
PepsiCo	33,600	2,229

Description	Shares	Value (000)

Healthcare Products & Services [3.5%]
Cardinal Health	32,000	$1,300
McKesson	17,000	1,324

Total Healthcare Products & Services		2,624

Insurance [11.6%]
Berkshire Hathaway, Cl B *	28,000	2,136
Chubb	39,000	2,700
HCC Insurance Holdings	38,800	1,067
Loews	36,000	1,356
Mercury General	31,000	1,414

Total Insurance		8,673

Machinery [0.9%]
AGCO *	15,200	653

Manufacturing [1.9%]
Tyco International	29,875	1,395

Medical Products & Services [7.4%]
CareFusion *	30,000	762
Laboratory Corp of America Holdings *	21,000	1,806
Patterson	65,000	1,919
Quest Diagnostics	18,500	1,074

Total Medical Products & Services		5,561

Paper & Related Products [1.8%]
Packaging Corp of America	53,500	1,350

Petroleum & Fuel Products [10.1%]
ConocoPhillips	31,000	2,259
Encana	77,300	1,432
Southwestern Energy *	33,700	1,076
Spectra Energy	91,500	2,814

Total Petroleum & Fuel Products		7,581

Real Estate Management & Development [3.1%]
Brookfield Asset Management, Cl A	85,200	2,341

Retail [0.9%]
Walgreen	21,200	701

Semi-Conductors [4.4%]
Analog Devices	59,000	2,111
Intel	49,000	1,188

Total Semi-Conductors		3,299

Steel & Steel Works [2.4%]
Nucor	46,100	1,824

Transportation Services [2.0%]
United Parcel Service, Cl B	20,100	1,471

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Waste Management Services [2.5%]
Waste Management	56,000	$1,832

Total Common Stock
(Cost $64,706)		71,577

Short-Term Investment [4.2%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	3,137,217	3,137

Total Short-Term Investment
(Cost $3,137)		3,137

Total Investments [99.8%]
(Cost $67,843)†		$74,714

Percentages are based on Net Assets of $74,900 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $67,843 ($ Thousands), and the unrealized appreciation and depreciation were $10,283 ($ Thousands) and $(3,412) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2011, all of the Fund’s investments are Level 1.

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2011 (Unaudited)

CSC Small Cap Value Fund**

Description	Shares	Value (000)

Common Stock [92.0%]
Capital Markets [3.2%]
Jefferies Group	49,520	$681

Chemicals [7.2%]
KMG Chemicals	34,102	589
Spartech *	200,000	946

Total Chemicals		1,535

Commercial Banks [2.5%]
First Financial Bancorp	32,450	540

Construction Materials [3.1%]
Eagle Materials	25,900	665

Diversified Consumer Services [5.2%]
Coinstar *	24,265	1,107

Electrical Equipment [2.3%]
Woodward	12,100	496

Health Care Equipment & Supplies [5.1%]
Teleflex	17,900	1,097

Health Care Providers & Services [2.6%]
VCA Antech *	28,064	554

Hotels, Restaurants & Leisure [7.4%]
International Speedway, Cl A	20,500	520
Wendy's	200,000	1,072

Total Hotels, Restaurants & Leisure		1,592

Household Products [6.9%]
Central Garden & Pet, Cl A *	120,000	998
Scotts Miracle-Gro, Cl A	10,350	483

Total Household Products		1,481

Insurance [17.6%]
Alleghany *	4,101	1,170
Hallmark Financial Services *	87,786	614
Symetra Financial	56,100	509
White Mountains Insurance Group	3,232	1,465

Total Insurance		3,758

Internet & Catalog Retail [5.2%]
HSN	30,600	1,110

IT Services [2.4%]
Global Cash Access Holdings *	113,750	506

Leisure Equipment & Products [0.7%]
Nautilus *	78,872	138

Life Sciences Tools & Services [5.2%]
PerkinElmer	55,500	1,110

Description	Shares/Face Amount (000)	Value (000)

Machinery [4.8%]
IDEX	27,600	$1,024

Media [2.6%]
Liberty Media - Liberty Capital, Cl A	7,202	562

Oil, Gas & Consumable Fuels [3.0%]
Approach Resources *	21,500	632

Professional Services [2.5%]
GP Strategies *	39,700	535

Software [2.5%]
Fair Isaac	15,200	545

Total Common Stock
(Cost $15,108)		19,668

Repurchase Agreement (A) [8.2%]
Morgan Stanley
0.010%, dated 12/30/11, repurchased on 01/03/12, repurchase price $1,752,524 (collateralized by a U.S. Treasury Note, par value $1,755,464, 1.375%, 03/15/13; with total market value $1,787,596)	$1,753	1,753

Total Repurchase Agreement
(Cost $1,753)		1,753

Total Investments [100.2%]
(Cost $16,861)†		$21,421

Percentages are based on Net Assets of $21,379 ($ Thousands).

†
At December 31, 2011, the tax basis cost of the Fund's investments was $16,861 ($ Thousands), and the unrealized appreciation and depreciation were $5,375 ($ Thousands) and $(815) ($ Thousands), respectively.

*	Non-income producing security.
**
On January 23, 2012, CNI Charter CSC Small Cap Value Fund reorganized into the CSC Small Cap Value Fund (the “Acquiring Fund”), a newly-created series of Managed Portfolio Series designed to be substantially identical to the Fund from an investment perspective. Cove Street Capital, LLC serves as the sub-adviser of the Acquiring Fund.

(A)	Tri-Party Repurchase Agreement.

Cl — Class

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,668	$—	$—	$19,668
Repurchase Agreement	—	1,753	—	1,753
Total Investments in Securities	$19,668	$1,753	$—	$21,421

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2011 (Unaudited)

CSC Small Cap Value Fund**

For the period ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI-QH-002-0400

CNI CHARTER FUNDS | PAGE 2

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)	/s/Rich Gershen
Rich Gershen, President & CEO

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Rich Gershen
Rich Gershen, President & CEO

Date: February 24, 2012

By (Signature and Title)	/s/Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO

Date: February 24, 2012